UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	August 1, 2017 — January 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Premier Income Trust

Semiannual report
1 | 31 | 18

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PPT

Putnam
Premier Income
Trust

Semiannual report
1 | 31 | 18

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific sector, issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

Message from the Trustees

March 15, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility, the U.S. stock market has encountered some challenges. Following several turbulent days, the S&P 500 Index entered correction territory on February 8, 2018, closing more than 10% below its January 2018 peak. Global stock and bond markets have also struggled as concerns grow about rising inflation and interest rates.

While declines like this can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. You can learn more about how your fund performed, and your fund manager’s outlook for the coming months, in the following report.

Thank you for investing with Putnam.

When Putnam Premier Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 25 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today.

A veteran portfolio management team

The fund’s managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

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Diversified holdings across a wide range of security types and market sectors

Allocations are shown as a percentage of the fund’s net assets as of 1/31/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See below and pages 11–12 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government Bond Index as the fund’s primary benchmark. In Putnam Management’s opinion, the new index is more appropriate to the fund’s flexible multisector investment approach.

* The fund’s primary benchmark (ICE BofAML U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/18. See above and pages 11–12 for additional fund performance information. Index descriptions can be found on pages 13–14.

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Bill is Chief Investment Officer, Fixed Income. He has an M.B.A. from the Haas School of Business, University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

Your fund is also managed by Michael J. Atkin; Robert L. Davis, CFA; Brett S. Kozlowski, CFA; Co-Head of Fixed Income Michael V. Salm; and Co-Head of Fixed Income Paul D. Scanlon, CFA.

Bill, what was the economic environment like during the reporting period?

Overall, the environment continued to be supportive for risk-driven fixed-income strategies, providing a favorable backdrop for the fund’s multisector approach. Nearly all of our underlying strategies contributed something to the fund’s absolute performance.

U.S. gross domestic product [GDP] registered two consecutive quarters of 3% or better annualized growth in the second and third quarters of 2017 before pulling back slightly to 2.6% in the fourth quarter. Consumer spending was solid overall, as was business investment, and exports grew, reflecting a strengthening global economy. The unemployment rate reached a 17-year low of 4.1%.

In late December, the U.S. Congress passed a $1.5 trillion tax cut that reduced the top corporate rate from 35% to 21%. Investors cheered the passage with optimism that a lower tax burden, along with a rollback of environmental, labor, financial, and other regulations, could bolster U.S. GDP growth in 2018.

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Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/18. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

What were some recent trends in fixed-income markets?

After declining slightly in August 2017, the yield on the benchmark 10-year U.S. Treasury trended higher over the course of the period. The yield jumped in January, as the market anticipated potentially higher inflation in 2018.

In October, the Federal Reserve began the process of shrinking its $4.5 trillion portfolio of Treasuries and agency mortgage-backed securities [MBS] that it accumulated after the 2008 financial crisis. It is allowing a specific amount of securities to mature each month (or pay down, in the case of MBS), and plans to increase the amount of maturities each quarter.

In December, the Fed hiked its benchmark interest rate by a quarter percentage point to a range of 1.25% to 1.5%. The central bank also reiterated its forecast for raising rates potentially three times in 2018.

The fund’s primary benchmark changed during the period. What was the reason for this shift?

The primary benchmark was changed from the Bloomberg Barclays Government Bond Index to the ICE BofAML U.S. Treasury Bill Index. As a “cash” benchmark, we believe the Treasury Bill index is more consistent with the fund’s multisector investment approach.

Please tell us more about specific investments that fueled the fund’s results.

Our mortgage credit strategies were the biggest contributor, led by an allocation to agency credit-risk transfer securities [CRTs]. The sector rebounded from a hurricane-driven selloff in August, as investors concluded that initial damage fears were overblown. Furthermore, CRTs continued to benefit from strong overall demand, as investors continued to embrace the sector’s relatively high yields backed by robust collateral and rising residential real estate prices.

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Additionally within mortgage credit, an allocation to mezzanine commercial mortgage-backed securities [CMBS] was a further contributor. Strong results from our cash bond holdings were partially offset by long exposure to the BBB-rated tranche within the CMBX — an index that provides access to a basket of CMBS from a particular year. Investors continued to express bearish views about the retail industry via CMBX.

Our holdings of high-yield corporate bonds also substantially aided results for the period, bolstered by a benign default backdrop, strong corporate earnings, and an improving U.S. economy. The yield spread of the JPMorgan Developed High Yield Index tightened by 0.49% for the six-month period, as bond prices rose. Sector-wise, positions in basic materials, consumer cyclicals, and energy added the most value.

Which other strategies or holdings helped performance?

Investments in emerging-market debt provided a further boost to results this period. From a country perspective, positions in Argentina and Brazil were the biggest contributors, whereas holdings in Venezuela detracted, as the country announced plans to restructure its debt.

Strategies targeting prepayment risk also proved additive. Our holdings of agency interest-only collateralized mortgage obligations [IO CMOs] benefited from demand for higher-yielding securities. Additionally, rising intermediate-term yields reduced the likelihood that the mortgages underlying our IO CMO positions would be refinanced.

Lastly, our global interest-rate and yield-curve strategies also contributed, fueled by generally favorable duration positioning and

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 1/31/18. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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a bias toward steeper yield curves, primarily in January.

What about detractors?

Our currency strategies worked against performance this period. Our strategy was hampered by short positions in the New Zealand dollar and the Swedish krona, both of which strengthened against the U.S. dollar.

In January, the U.S. dollar weakened versus all other major currencies. During this time, our long positions in the euro and the Australian dollar proved additive and partially offset the overall negative impact of our currency strategies.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, to hedge the risk associated with the fund’s yield-curve positioning, and to gain exposure to rates in various countries. In addition, we employed interest-rate swaps and options to hedge the interest-rate and prepayment risks associated with our CMO holdings, and to help manage overall downside risk. Lastly, we utilized currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the coming months?

We believe the acceleration in global growth seen in 2017 will likely continue in 2018, but with significant changes in its components. We think U.S. GDP may strengthen somewhat from its recent level. We also think growth in Europe and Japan may improve relative to the United States as 2018 unfolds. As a result, we think the euro and possibly the yen may strengthen versus the dollar later in the year. Meanwhile, the United Kingdom may be headed toward a softer version of Brexit as a consequence of recent developments in the country’s

This chart shows how the fund’s sector weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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efforts to separate from the European Union. Overall, we expect reasonably solid global growth, continued policy tightening by the Fed, relatively benign inflation, and a generally supportive environment for risk-driven assets. We also think bond yields may continue to drift higher over the course of 2018 as rate normalization continues.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

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HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares — which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 1/31/18

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year	6 months
NAV	6.80%	71.81%	5.56%	24.39%	4.46%	17.08%	5.40%	7.30%	4.69%
Market price	6.75	81.98	6.17	26.20	4.76	21.55	6.72	4.59	–0.67

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 1/31/18

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year	6 months
ICE BofAML U.S.
Treasury Bill Index	—*	4.29%	0.42%	1.53%	0.30%	1.37%	0.45%	0.87%	0.54%
Bloomberg Barclays
Government Bond	5.81%	32.44	2.85	5.93	1.16	0.36	0.12	0.70	–1.07
Index
Lipper General Bond
Funds (closed-end)	7.44	131.49	8.18	37.49	6.40	23.13	7.06	9.15	2.97
category average†

Index and Lipper results should be compared with fund performance at net asset value.

* The fund’s primary benchmark (ICE BofAML U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government Bond Index as the fund’s primary benchmark. In Putnam Management’s opinion, the new index is more appropriate to the fund’s flexible multisector investment approach.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 1/31/18, there were 39, 35, 29, 24, 18, and 3 funds, respectively, in this Lipper category.

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Fund price and distribution information For the six-month period ended 1/31/18

Distributions
Number		6
Income		$0.156
Capital gains		—
Total		$0.156
Share value	NAV		Market price
7/31/17	$5.56		$5.39
1/31/18	5.66		5.20
Current dividend rate*	5.51%		6.00%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/17

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year	6 months
NAV	6.75%	65.38%	5.16%	24.69%	4.51%	12.09%	3.88%	7.33%	3.59%
Market price	6.84	89.89	6.62	31.44	5.62	21.98	6.85	13.66	1.04

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

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ICE BofAML U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

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Other information for shareholders

Important notice regarding share repurchase program

In September 2017, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 12 months beginning October 8, 2017, up to 10% of the fund’s common shares outstanding as of October 7, 2017.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2018, Putnam employees had approximately $537,000,000 and the Trustees had approximately $83,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

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Summary of Putnam Closed-End Funds’ Amended and Restated Dividend Reinvestment Plans

Putnam High Income Securities Fund, Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

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be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Premier Income Trust 17

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18 Premier Income Trust

The fund’s portfolio 1/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (54.8%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.5%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/48	$17,000,000	$17,762,345
4.00%, TBA, 2/1/48	9,000,000	9,312,188
		27,074,533
U.S. Government Agency Mortgage Obligations (50.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.00%, 3/1/30 [i]	17,979	18,122
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 3/1/48	5,000,000	5,430,078
5.50%, TBA, 2/1/48	5,000,000	5,434,375
4.50%, TBA, 1/1/48	2,000,000	2,110,078
4.00%, TBA, 3/1/48	14,000,000	14,435,715
4.00%, TBA, 2/1/48	14,000,000	14,460,324
3.50%, TBA, 3/1/48	101,000,000	101,772,256
3.50%, TBA, 2/1/48	101,000,000	101,945,855
3.00%, TBA, 2/1/48	60,000,000	58,809,372
		304,416,175
Total U.S. government and agency mortgage obligations (cost $333,477,654)		$331,490,708

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Notes 2.125%, 8/31/20 [i]	$189,000	$190,108
Total U.S. treasury obligations (cost $190,108)		$190,108

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)*	amount	Value
Agency collateralized mortgage obligations (20.7%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%,
19.518%, 4/15/37	$85,666	$120,743
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.80%,
18.079%, 11/15/35	178,340	238,270
IFB Ser. 3852, Class SC, IO (-1 x 1 Month US LIBOR) + 6.65%,
5.091%, 4/15/40	5,741,520	733,440
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	5,772,430	1,211,570
IFB Ser. 4678, Class MS, IO (-1 x 1 Month US LIBOR) + 6.10%,
4.541%, 4/15/47	2,654,339	542,149
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,777,100	597,077
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	1,551,949	302,630
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,563,304	487,338
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	5,209,860	970,336
Ser. 4425, IO, 4.00%, 1/15/45	6,661,721	1,161,138
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	5,395,222	1,375,782
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	4,379,416	682,755
Ser. 4062, Class DI, IO, 4.00%, 9/15/39	5,647,584	544,075
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	13,732,165	2,200,854
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	8,757,521	1,631,088
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	3,284,103	554,948

Premier Income Trust 19

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	$6,099,712	$949,786
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	2,457,040	266,791
Ser. 304, Class C37, IO, 3.50%, 12/15/27	2,657,673	236,615
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	10,559,021	1,069,101
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	4,852,239	442,524
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	2,917,615	195,765
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	8,174,802	786,571
FRB Ser. 57, Class 1AX, IO, 0.366%, 7/25/43 W	2,892,843	31,246
Ser. 3326, Class WF, zero %, 10/15/35 W	2,204	1,585
Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%,
30.532%, 7/25/36	128,339	213,207
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%,
18.475%, 6/25/37	151,834	205,830
IFB Ser. 08-24, Class SP (-3.667 x 1 Month US LIBOR) + 23.28%,
17.558%, 2/25/38	132,129	170,359
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%,
15.566%, 8/25/35	105,399	127,920
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.39%,
13.334%, 11/25/34	166,166	192,159
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
1 Month US LIBOR + 4.55%, 6.111%, 2/25/25	475,070	515,561
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	5,670,332	1,375,008
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	6,059,922	1,337,061
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	4,831,942	392,354
Ser. 374, Class 6, IO, 5.50%, 8/25/36	249,268	48,763
Ser. 378, Class 19, IO, 5.00%, 6/25/35	777,207	157,158
IFB Ser. 12-36, Class SN, IO (-1 x 1 Month US LIBOR) + 6.45%,
4.889%, 4/25/42	3,026,848	522,131
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US LIBOR) + 6.40%,
4.839%, 4/25/40	2,107,534	381,991
IFB Ser. 13-18, Class SB, IO (-1 x 1 Month US LIBOR) + 6.15%,
4.589%, 10/25/41	2,268,746	238,218
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	1,104,437	272,415
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	7,150,197	969,710
Ser. 366, Class 22, IO, 4.50%, 10/25/35	82,504	2,850
IFB Ser. 13-107, Class SB, IO (-1 x 1 Month US LIBOR) + 5.95%,
4.398%, 2/25/43	5,176,902	957,727
IFB Ser. 11-101, Class SA, IO (-1 x 1 Month US LIBOR) + 5.90%,
4.339%, 10/25/41	6,866,790	918,433
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	4,510,205	845,663
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	4,031,324	699,032
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	4,358,555	791,499
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	3,190,420	504,118
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,479,851	378,929
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	2,458,036	435,389
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	6,081,061	1,010,976
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	4,110,120	287,708
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	4,004,743	320,379

20 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	$3,644,259	$387,203
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,724,025	226,942
Ser. 99-51, Class N, PO, zero %, 9/17/29	16,948	15,465
Federal National Mortgage Association Grantor Trust Ser. 00-T6,
IO, 0.717%, 11/25/40 W	2,019,612	42,917
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	2,617,493	578,911
Ser. 16-42, IO, 5.00%, 2/20/46	7,054,252	1,452,823
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45	3,438,244	348,122
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44	2,144,402	451,204
Ser. 14-76, IO, 5.00%, 5/20/44	2,723,621	606,641
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43	1,722,030	330,957
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43	5,992,980	615,515
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43	4,228,873	916,058
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43	3,814,495	744,116
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,129,302	461,818
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43	1,936,772	434,863
Ser. 12-146, IO, 5.00%, 12/20/42	1,895,530	417,756
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42	1,401,992	276,725
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40	698,186	42,947
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	217,811	19,048
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40	528,076	36,725
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	649,824	141,590
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,977,780	430,464
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	8,920,949	1,945,811
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	4,555,347	1,012,654
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	1,694,982	374,882
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%,
4.589%, 9/20/43	1,565,740	235,049
IFB Ser. 14-20, Class SQ, IO (-1 x 1 Month US LIBOR) + 6.10%,
4.539%, 7/20/43	6,167,891	831,318
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	3,524,645	731,364
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	9,168,284	1,391,746
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,519,041	567,187
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44	3,285,177	525,628
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	3,914,583	802,489
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	5,256,259	896,823
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	3,836,173	782,269
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	880,576	141,993
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	3,482,907	747,895
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40	149,690	14,775
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	221,959	30,857
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,978,920	816,156
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	6,302,234	1,344,140
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,511,478	695,199
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	4,001,999	830,831
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,421,507	481,456
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,940,574	445,187

Premier Income Trust 21

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39	$735,487	$71,511
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39	1,998,698	156,218
IFB Ser. 14-119, Class SA, IO (-1 x 1 Month US LIBOR) + 5.60%,
4.039%, 8/20/44	6,537,069	947,875
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	4,645,853	766,566
Ser. 16-29, IO, 4.00%, 2/16/46	3,281,200	643,935
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	8,869,186	1,673,349
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,955,378	1,097,874
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	5,910,724	1,092,834
Ser. 15-40, IO, 4.00%, 3/20/45	5,505,211	1,140,680
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	5,459,825	982,987
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	10,926,862	1,816,591
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,894,207	354,720
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	8,834,145	1,201,267
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,901,234	343,477
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,649,437	317,976
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	4,275,411	807,541
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	3,393,668	492,353
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	4,251,588	910,507
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45	5,364,669	891,876
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	4,339,151	685,109
Ser. 13-76, IO, 3.50%, 5/20/43	6,862,065	1,131,692
Ser. 13-28, IO, 3.50%, 2/20/43	2,137,925	336,429
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	3,238,737	549,322
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	4,610,285	754,381
Ser. 13-14, IO, 3.50%, 12/20/42	10,638,292	1,599,467
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	3,314,001	534,515
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	4,274,271	854,854
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	5,316,900	1,093,862
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	2,448,365	529,821
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	7,270,687	928,467
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	7,379,065	981,703
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	5,389,533	471,584
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	4,381,782	514,632
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	12,851,542	1,331,132
Ser. 16-H22, Class AI, IO, 2.47%, 10/20/66 W	11,272,877	1,399,437
Ser. 17-H02, Class BI, IO, 2.469%, 1/20/67 W	6,881,938	946,266
Ser. 16-H23, Class NI, IO, 2.439%, 10/20/66 W	29,641,172	3,773,321
Ser. 17-H06, Class BI, IO, 2.341%, 2/20/67 W	11,192,852	1,502,081
Ser. 17-H16, Class FI, IO, 2.331%, 8/20/67 W	8,262,730	1,001,856
Ser. 17-H16, Class JI, IO, 2.276%, 8/20/67 W	20,838,309	2,969,459
Ser. 16-H17, Class KI, IO, 2.265%, 7/20/66 W	5,579,985	634,723
Ser. 16-H18, Class QI, IO, 2.264%, 6/20/66 W	7,637,940	948,586
Ser. 17-H08, Class NI, IO, 2.238%, 3/20/67 W	14,621,020	1,834,938
Ser. 15-H15, Class BI, IO, 2.237%, 6/20/65 W	5,917,111	616,237
Ser. 16-H16, Class EI, IO, 2.236%, 6/20/66 W	8,123,390	1,004,051
Ser. 15-H20, Class CI, IO, 2.189%, 8/20/65 W	10,075,945	1,094,338
Ser. 15-H24, Class AI, IO, 2.10%, 9/20/65 W	9,203,523	918,374

22 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H10, Class BI, IO, 2.096%, 4/20/65 W	$6,674,696	$639,189
Ser. 17-H12, Class QI, IO, 2.07%, 5/20/67 W	9,759,095	1,209,328
Ser. 16-H03, Class AI, IO, 2.045%, 1/20/66 W	9,177,261	860,368
Ser. 16-H09, Class BI, IO, 2.024%, 4/20/66 W	12,300,365	1,276,557
Ser. 16-H03, Class DI, IO, 2.016%, 12/20/65 W	10,075,508	957,173
Ser. 17-H19, Class MI, IO, 2.014%, 4/20/67 W	5,340,935	639,844
Ser. 16-H06, Class DI, IO, 1.936%, 7/20/65	13,653,980	1,182,066
Ser. 17-H11, Class DI, IO, 1.869%, 5/20/67 W	9,646,233	1,036,970
Ser. 15-H25, Class EI, IO, 1.847%, 10/20/65 W	8,475,406	785,670
Ser. 15-H20, Class AI, IO, 1.82%, 8/20/65 W	8,652,204	824,555
FRB Ser. 15-H08, Class CI, IO, 1.792%, 3/20/65 W	7,046,656	652,549
Ser. 16-H02, Class HI, IO, 1.78%, 1/20/66 W	12,066,213	1,053,380
Ser. 17-H09, IO, 1.779%, 4/20/67 W	13,245,596	1,413,954
Ser. 16-H10, Class AI, IO, 1.771%, 4/20/66 W	20,221,059	1,563,351
Ser. 15-H23, Class BI, IO, 1.728%, 9/20/65 W	10,366,981	920,588
Ser. 16-H06, Class CI, IO, 1.712%, 2/20/66 W	12,726,645	925,736
Ser. 17-H16, Class IH, IO, 1.704%, 7/20/67 W	14,623,160	1,454,566
Ser. 16-H24, Class CI, IO, 1.697%, 10/20/66 W	7,552,486	678,251
Ser. 17-H16, Class IG, IO, 1.692%, 7/20/67 W	19,624,087	1,888,818
Ser. 13-H08, Class CI, IO, 1.679%, 2/20/63 W	13,252,031	799,097
Ser. 16-H14, IO, 1.675%, 6/20/66 W	8,912,651	688,012
Ser. 14-H21, Class BI, IO, 1.546%, 10/20/64 W	11,987,906	869,123
Ser. 15-H26, Class CI, IO, 0.727%, 8/20/65 W	28,324,150	441,857
Ser. 06-36, Class OD, PO, zero %, 7/16/36	5,140	4,225
		125,647,245
Commercial mortgage-backed securities (10.4%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, 0.009%, 2/10/51 W	34,541,470	345
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.533%, 1/12/45 W	1,339,000	1,218,490
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	1,026,000	1,016,633
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	1,213,855	1,215,069
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.656%, 9/11/42 W	828,000	826,904
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39 W	1,127,042	881,032
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default) † W	1,554,000	631,235
FRB Ser. 06-PW14, Class XW, IO, 0.415%, 12/11/38 W	1,616,971	8,408
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W	4,962,664	194
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47 W	1,068,000	1,041,588
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	2,275,000	2,023,001
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 5.855%, 5/15/46 W	1,496,167	1,522,512
COMM Mortgage Pass-Through Certificates 144A
FRB Ser. 12-CR3, Class E, 4.755%, 10/15/45 W	700,000	588,679
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	1,755,510	1,207,462

Premier Income Trust 23

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	$1,331,000	$894,581
Ser. 14-CR18, Class E, 3.60%, 7/15/47	1,371,000	866,626
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 0.677%, 12/15/39 W	5,426,858	61,866
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4,
Class C, 6.078%, 9/15/39 W	650,262	659,209
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	933,142	951,805
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.798%, 4/15/50 W	2,634,000	2,330,026
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965%, 12/10/41	88,292	89,583
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO,
1.432%, 7/10/39 W	896,295	2,241
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.327%, 11/10/46 W	1,693,000	1,347,154
Ser. 11-GC3, Class E, 5.00%, 3/10/44 W	915,000	842,336
FRB Ser. 13-GC12, Class D, 4.442%, 6/10/46 W	670,000	595,255
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12,
Class D, 4.091%, 7/15/45 W	778,000	691,277
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47 W	2,236,000	1,978,475
FRB Ser. 14-C19, Class D, 4.66%, 4/15/47 W	1,125,000	1,008,285
FRB Ser. 13-C14, Class E, 4.569%, 8/15/46 W	1,178,000	957,237
FRB Ser. C14, Class D, 4.569%, 8/15/46 W	1,063,000	943,201
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47 W	914,000	651,932
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47 W	970,000	770,013
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	1,823,000	1,103,325
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 06-LDP7, Class B, 5.949%, 4/17/45 W	1,231,000	98,480
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.312%, 2/12/51 W	447,781	457,856
FRB Ser. 07-CB20, Class E, 6.312%, 2/12/51 W	757,000	760,785
FRB Ser. 11-C3, Class F, 5.63%, 2/15/46 W	1,113,000	1,098,843
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45 W	1,115,000	989,933
FRB Ser. 12-C8, Class E, 4.654%, 10/15/45 W	173,000	163,509
FRB Ser. 12-LC9, Class E, 4.372%, 12/15/47 W	2,041,000	1,911,686
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	1,249,000	881,954
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	6,549,783	66
LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G,
6.41%, 6/15/31	136,650	137,440
LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39 (In default) † W	3,168,000	178,580
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default) † W	3,041,000	273,082
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.113%, 4/20/48 W	977,000	856,595
Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.439%, 2/12/51 W	390,299	391,274
Ser. 04-KEY2, Class D, 5.046%, 8/12/39 W	1,185,813	1,172,972

24 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D,
6.439%, 2/12/51 W	$812,000	$814,842
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 6.274%, 12/15/49 W	801,734	38,082
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.891%, 4/15/47 W	2,732,000	2,511,575
Ser. 14-C17, Class D, 4.697%, 8/15/47 W	2,403,000	2,032,390
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	830,000	589,763
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46 W	2,426,000	1,939,068
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,673,000	1,069,562
Ser. 14-C18, Class D, 3.389%, 10/15/47	958,000	697,808
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	2,693,000	269,300
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	1,600,000	1,519,691
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.195%, 1/11/43 W	798,000	772,863
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39 W	697,833	692,167
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 1.156%, 3/24/18
(Cayman Islands) W	376,000	5,128
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	1,083,782	55,592
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F,
4.894%, 5/10/63 W	1,476,000	975,797
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45 W	1,445,241	1,293,491
FRB Ser. 07-C34, IO, 0.144%, 5/15/46 W	5,456,093	2,728
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15,
Class G, 5.395%, 10/15/41 W	1,500,000	679,350
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46 W	456,000	381,456
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,734,000	2,268,450
WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C6, Class E, 5.00%, 4/15/45 W	764,000	674,971
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	2,166,000	1,833,053
FRB Ser. 14-C19, Class E, 4.971%, 3/15/47 W	2,131,000	1,549,695
FRB Ser. 12-C10, Class D, 4.447%, 12/15/45 W	700,000	622,891
Ser. 13-C12, Class E, 3.50%, 3/15/48	1,664,000	1,218,509
		62,807,256
Residential mortgage-backed securities (non-agency) (12.6%)
BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 1 Month US LIBOR
+ 0.17%, 1.722%, 6/26/35	206,315	203,296
Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, 1 Month US LIBOR + 2.93%,
4.486%, 4/25/34	713,282	727,153
FRB Ser. 05-7, Class 21A1, 3.675%, 9/25/35 W	520,093	526,178
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB
Ser. 06-4A, Class A2, 1 Month US LIBOR + 0.18%, 1.732%, 11/25/47	689,509	562,911
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D,
1 Month US LIBOR + 0.35%, 1.911%, 3/25/37	2,899,284	2,428,768

Premier Income Trust 25

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.508%, 6/25/46 W	$1,746,640	$1,554,510
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%,
2.092%, 8/25/46	659,804	572,858
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%,
2.072%, 6/25/46	1,075,439	945,042
FRB Ser. 05-38, Class A3, 1 Month US LIBOR + 0.35%,
1.911%, 9/25/35	1,547,893	1,484,617
FRB Ser. 06-45T1, Class 2A7, 1 Month US LIBOR + 0.34%,
1.901%, 2/25/37	1,036,261	646,978
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%,
1.891%, 11/20/35	2,770,012	2,648,707
FRB Ser. 07-OH1, Class A1D, 1 Month US LIBOR + 0.21%,
1.771%, 4/25/47	1,064,991	923,625
FRB Ser. 06-OA10, Class 2A1, 1 Month US LIBOR + 0.19%,
1.751%, 8/25/46	972,491	797,443
FRB Ser. 06-OA10, Class 3A1, 1 Month US LIBOR + 0.19%,
1.751%, 8/25/46	1,276,490	1,065,869
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%,
1.751%, 8/25/46	6,021,048	4,939,668
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4,
Class A2, 1 Month US LIBOR + 0.19%, 1.751%, 12/25/36	1,097,381	678,729
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
1 Month US LIBOR + 10.50%, 12.061%, 5/25/28	831,142	1,163,415
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
1 Month US LIBOR + 10.00%, 11.561%, 7/25/28	2,034,219	2,803,696
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
1 Month US LIBOR + 9.35%, 10.911%, 4/25/28	1,493,197	2,011,110
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
1 Month US LIBOR + 7.55%, 9.111%, 12/25/27	1,043,767	1,272,901
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
1 Month US LIBOR + 5.15%, 6.711%, 11/25/28	1,744,200	2,067,847
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1,
1 Month US LIBOR + 4.95%, 6.511%, 7/25/29	570,000	636,808
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3,
1 Month US LIBOR + 4.65%, 6.211%, 10/25/28	320,000	367,282
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
1 Month US LIBOR + 3.85%, 5.411%, 3/25/29	640,000	720,249
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
1 Month US LIBOR + 12.25%, 13.811%, 9/25/28	2,317,778	3,462,327
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
1 Month US LIBOR + 11.75%, 13.311%, 10/25/28	1,298,928	1,903,515
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
1 Month US LIBOR + 11.75%, 13.311%, 8/25/28	1,558,301	2,297,843
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B,
1 Month US LIBOR + 10.75%, 12.311%, 1/25/29	269,918	376,028
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B,
1 Month US LIBOR + 10.25%, 11.811%, 1/25/29	2,159,681	2,998,793
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
1 Month US LIBOR + 5.90%, 7.461%, 10/25/28	4,285,000	4,976,338

26 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (43.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
1 Month US LIBOR + 5.70%, 7.261%, 4/25/28	$4,648,382	$5,352,644
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
1 Month US LIBOR + 5.55%, 7.111%, 4/25/28	711,221	800,112
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
1 Month US LIBOR + 5.50%, 7.061%, 9/25/29	1,059,000	1,212,803
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
1 Month US LIBOR + 5.00%, 6.561%, 7/25/25	4,175,482	4,733,054
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
1 Month US LIBOR + 5.00%, 6.561%, 7/25/25	1,667,505	1,844,407
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
1 Month US LIBOR + 4.85%, 6.411%, 10/25/29	1,810,000	2,035,023
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
1 Month US LIBOR + 4.25%, 5.811%, 4/25/29	240,000	272,354
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2,
1 Month US LIBOR + 4.25%, 5.811%, 1/25/29	550,000	620,566
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
1 Month US LIBOR + 4.00%, 5.561%, 5/25/25	159,396	174,057
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
1 Month US LIBOR + 4.00%, 5.561%, 5/25/25	307,652	332,354
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
1 Month US LIBOR + 3.65%, 5.211%, 9/25/29	500,000	545,720
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
1 Month US LIBOR + 3.60%, 5.161%, 1/25/30	450,000	461,740
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
1 Month US LIBOR + 2.80%, 4.361%, 2/25/30	310,000	324,432
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
1 Month US LIBOR + 2.60%, 4.161%, 5/25/24	120,000	127,734
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, 1 Month
US LIBOR + 0.31%, 1.862%, 5/25/37	1,231,494	943,254
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
1 Month US LIBOR + 0.20%, 1.761%, 6/25/37	1,072,871	661,157
MortgageIT Trust FRB Ser. 05-3, Class M2, 1 Month US LIBOR
+ 0.80%, 2.356%, 8/25/35	406,515	357,748
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, 1 Month US LIBOR
+ 6.00%, 7.311%, 4/25/27 (Bermuda)	550,000	550,000
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1,
Class 2A1, 1 Month US LIBOR + 0.18%, 1.741%, 1/25/37	1,451,571	1,384,688
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.286%, 9/25/35 W	1,326,538	1,333,033
FRB Ser. 05-AR13, Class A1C3, 1 Month US LIBOR + 0.49%,
2.051%, 10/25/45	2,381,300	2,368,884
FRB Ser. 05-AR19, Class A1C4, 1 Month US LIBOR + 0.40%,
1.961%, 12/25/45	885,980	868,526
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR2, Class 1A1, 3.622%, 3/25/36 W	512,762	516,607
FRB Ser. 06-AR5, Class 1A1, 3.354%, 4/25/36 W	523,190	525,806
		76,111,207
Total mortgage-backed securities (cost $263,177,638)		$264,565,708

Premier Income Trust 27

	Principal
CORPORATE BONDS AND NOTES (32.8%)*	amount	Value
Basic materials (4.0%)
A Schulman, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 6/1/23	$161,000	$169,811
AK Steel Corp. company guaranty sr. unsec. notes
6.375%, 10/15/25	170,000	167,875
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	197,000	216,596
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	85,000	87,763
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec.
notes 6.25%, 2/1/25 (Netherlands)	400,000	410,000
American Woodmark Corp. 144A company guaranty sr. unsec.
notes 4.875%, 3/15/26	215,000	215,000
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	207,000	235,980
ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)	369,000	476,010
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	420,000	433,650
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25	380,000	378,100
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23	517,000	549,313
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25	455,000	487,988
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	507,000	524,745
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	639,000	667,755
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	170,000	177,863
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	360,000	373,050
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	950,000	991,563
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	485,000	509,493
CF Industries, Inc. company guaranty sr. unsec. bonds
4.95%, 6/1/43	533,000	497,023
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27	172,000	178,020
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	136,000	148,580
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	761,000	749,585
Constellium NV 144A company guaranty sr. unsec. notes 5.875%,
2/15/26 (Netherlands)	500,000	507,500
Constellium NV 144A company guaranty sr. unsec. notes 5.75%,
5/15/24 (Netherlands)	425,000	434,031
Cornerstone Chemical Co. 144A company guaranty sr. notes
6.75%, 8/15/24	662,000	663,655
Coveris Holdings SA 144A company guaranty sr. unsec. notes
7.875%, 11/1/19 (Luxembourg)	315,000	313,819
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	222,000	230,258
Crown Americas, LLC/Crown Americas Capital Corp. VI 144A
company guaranty sr. unsec. notes 4.75%, 2/1/26	170,000	170,850

28 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Basic materials cont.
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.50%, 4/1/25 (Canada)	$485,000	$519,556
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.25%, 5/15/22 (Canada)	200,000	207,500
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25	401,000	411,526
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)	340,000	373,150
GCP Applied Technologies, Inc. 144A company guaranty sr. unsec.
notes 9.50%, 2/1/23	620,000	683,550
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes
7.625%, 1/15/25 (Canada)	280,000	308,000
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	196,000	196,490
James Hardie International Finance DAC 144A sr. unsec. bonds
5.00%, 1/15/28 (Ireland)	200,000	202,000
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	178,000	201,936
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 10.50%, 4/15/23	208,000	232,960
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 7.00%, 4/15/25	339,000	358,493
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	265,000	272,619
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	106,000	112,830
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	389,000	413,313
Mercer International, Inc. 144A sr. unsec. notes 5.50%,
1/15/26 (Canada)	195,000	197,438
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	264,000	271,590
New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)	90,000	94,950
Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes
7.125%, 11/1/22	135,000	139,388
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	360,000	359,100
NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%,
6/1/24 (Canada)	205,000	206,281
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	39,000	40,193
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	935,000	979,413
Olin Corp. sr. unsec. bonds 5.00%, 2/1/30	175,000	175,219
Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27	45,000	51,413
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27	370,000	394,975
Platform Specialty Products Corp. 144A company guaranty sr.
unsec. notes 5.875%, 12/1/25	600,000	609,750
Smurfit Kappa Acquisitions 144A company guaranty sr. unsec.
notes 4.875%, 9/15/18 (Ireland)	200,000	202,000
Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	358,000	429,600
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	200,000	201,750

Premier Income Trust 29

		Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.		amount	Value
Basic materials cont.
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26		$527,000	$548,080
Steel Dynamics, Inc. company guaranty sr. unsec. notes
4.125%, 9/15/25		95,000	94,022
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24		110,000	114,400
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23		45,000	46,181
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
4.75%, 1/15/22 (Canada)		148,000	153,180
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)		132,000	132,330
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		385,000	404,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		225,000	230,625
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)		125,000	127,813
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24		292,000	313,900
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23		259,000	270,655
USG Corp. 144A company guaranty sr. unsec. bonds
4.875%, 6/1/27		379,000	388,475
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		218,000	229,445
Venator Finance SARL/Venator Materials Corp. 144A sr. unsec.
notes 5.75%, 7/15/25 (Luxembourg)		225,000	231,750
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23		125,000	126,136
WR Grace & Co.-Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24		232,000	249,980
Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23		489,000	547,680
			24,021,761
Capital goods (2.0%)
Advanced Disposal Services, Inc. 144A sr. unsec. notes
5.625%, 11/15/24		810,000	836,325
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27		151,000	150,245
ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg) ‡‡	EUR	200,000	264,969
ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23
(Luxembourg) ‡‡		$200,000	206,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		630,000	675,675
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		265,000	273,613
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)		250,000	261,198
Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5.25%, 7/15/24		524,000	539,720
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		240,000	247,822
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		154,000	159,775

30 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.		amount	Value
Capital goods cont.
Berry Global, Inc. 144A notes 4.50%, 2/15/26		$120,000	$119,664
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		562,000	625,259
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		295,000	310,119
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20		553,000	604,982
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26		347,000	399,918
FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24		343,000	342,143
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22		720,000	736,200
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22		699,000	726,960
Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)	EUR	100,000	126,398
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25		$215,000	226,825
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25		270,000	273,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds
Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes
7.00%, 7/15/24		329,000	349,974
Tennant Co. 144A company guaranty sr. unsec. notes
5.625%, 5/1/25		260,000	270,725
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24		480,000	501,000
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/26		40,000	40,350
TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%,
7/15/23 (United Kingdom)		257,000	273,384
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.50%, 5/15/25		115,000	118,163
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26		242,000	248,353
TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24		395,000	406,356
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		518,000	521,885
Wabash National Corp. 144A company guaranty sr. unsec. notes
5.50%, 10/1/25		169,000	170,268
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		246,000	250,305
Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		442,000	456,365
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.75%, 4/29/25		213,000	219,390
			11,934,453
Communication services (3.8%)
Altice Financing SA 144A company guaranty sr. notes 6.625%,
2/15/23 (Luxembourg)		400,000	405,000
Altice Financing SA 144A company guaranty sr. unsub. notes
7.50%, 5/15/26 (Luxembourg)		200,000	207,750
Altice Luxembourg SA company guaranty sr. unsec. sub. notes
Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	200,000	243,344
Altice SA 144A company guaranty sr. unsec. notes 7.75%,
5/15/22 (Luxembourg)		$800,000	768,000

Premier Income Trust 31

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Communication services cont.
Altice SA 144A company guaranty sr. unsec. notes 7.625%,
2/15/25 (Luxembourg)	$710,000	$650,538
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	400,000	429,500
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26	655,000	668,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24	563,000	586,928
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26	112,000	115,920
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/27	230,000	224,825
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23	815,000	830,791
CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23	348,000	338,534
CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20	95,000	96,306
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. sub. notes 7.75%, 7/15/25	435,000	473,063
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	469,000	469,877
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	399,000	400,496
CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	583,000	613,427
CommScope Technologies, LLC 144A company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/27	308,000	306,845
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	795,000	775,125
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	124,000	132,990
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23	860,000	970,188
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)	1,110,000	1,098,900
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24	305,000	289,178
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	103,000	80,469
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	300,000	247,875
Inmarsat Finance PLC company guaranty sr. unsec. unsub. notes
Ser. REGS, 4.875%, 5/15/22 (United Kingdom)	259,000	257,058
Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7.50%, 4/1/21 (Bermuda)	65,000	55,331
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)	15,000	15,750
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%,
7/15/25 (Bermuda)	893,000	822,676
Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7.75%, 6/1/21 (Luxembourg)	52,000	23,514
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)	88,000	93,060
SFR Group SA 144A company guaranty sr. notes 6.00%,
5/15/22 (France)	775,000	759,500
SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)	450,000	429,750
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	38,000	39,283

32 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.		amount	Value
Communication services cont.
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		$238,000	$252,280
Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18		243,000	253,935
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23		929,000	983,969
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21		465,000	494,160
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21		271,875	272,895
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/23		1,098,000	1,140,548
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25		745,000	792,494
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23		291,000	304,575
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27		180,000	189,000
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22		100,000	101,938
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28		295,000	296,106
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26		125,000	125,625
Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%,
8/15/24 (Luxembourg)	EUR	680,000	894,134
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	710,000	989,529
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)		$662,000	690,135
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		170,000	176,375
Virgin Media Secured Finance PLC company guaranty sr. notes
Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	148,090
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	368,789
Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23		$536,000	312,225
Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%,
1/15/25 (Netherlands)	EUR	115,000	147,257
			22,853,950
Consumer cyclicals (5.4%)
ADT Corp. (The) company guaranty sr. unsub. notes
4.125%, 6/15/23		$233,000	230,670
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/26		120,000	116,700
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 2/15/22		159,000	159,795
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25		355,000	346,125
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23		377,000	396,321

Premier Income Trust 33

		Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.		amount	Value
Consumer cyclicals cont.
American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22		$543,000	$562,005
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23		344,000	363,780
Brookfield Residential Properties, Inc. 144A company guaranty sr.
unsec. notes 6.50%, 12/15/20 (Canada)		535,000	545,700
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)		175,000	182,000
CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24		195,000	212,550
CBS Radio, Inc. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24		407,000	427,350
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22		165,000	169,125
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23		140,000	141,750
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20		186,000	184,605
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22		280,000	288,252
Codere Finance 2 Luxembourg SA company guaranty sr. notes
Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	200,000	260,884
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$1,039,000	1,013,025
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25		465,000	461,564
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		750,000	821,250
Diamond Resorts International, Inc. 144A sr. unsec. notes
10.75%, 9/1/24		210,000	231,919
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		440,000	469,150
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25		340,000	353,600
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 11/1/20		278,000	287,307
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		165,000	176,550
Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		250,000	257,500
Great Canadian Gaming Corp. 144A company guaranty sr. unsec.
notes 6.625%, 7/25/22 (Canada)	CAD	541,000	454,737
Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%,
1/15/40 (Mexico)		$195,000	233,500
GW Honos Security Corp. 144A company guaranty sr. unsec. notes
8.75%, 5/15/25 (Canada)		390,000	423,150
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		320,000	324,000
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		375,000	383,438
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		500,000	505,000
iHeartCommunications, Inc. company guaranty sr. notes
9.00%, 12/15/19		674,000	515,610

34 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.		amount	Value
Consumer cyclicals cont.
IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany) ‡‡		$340,000	$343,400
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		230,000	238,625
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)		75,000	73,031
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty notes 10.25%, 11/15/22		924,000	1,027,950
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21		625,000	657,813
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		120,000	130,800
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds
7.40%, 4/1/37		235,000	169,200
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27		170,000	170,213
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25		195,000	195,000
Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%,
10/15/19 ‡‡		513,000	502,740
Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes
5.875%, 11/1/24		353,000	375,504
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/24		165,000	168,300
Masaria Investments SAU sr. notes Ser. REGS, 5.00%,
9/15/24 (Spain)	EUR	200,000	249,306
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5.625%, 3/15/23		$556,000	578,240
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)		85,000	89,888
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)		230,000	241,880
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		340,000	348,075
MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21		337,000	367,330
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		554,000	579,096
Neiman Marcus Group, LLC (The) company guaranty sr. notes
7.125%, 6/1/28		260,000	184,600
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.75%, (9.50%), 10/15/21 ‡‡		299,585	177,504
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.00%, 10/15/21		220,000	140,250
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24		422,000	436,243
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)		190,000	191,900
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22		246,000	249,998
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		315,000	327,808
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		167,000	170,549
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		296,000	306,374
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		240,000	248,856

Premier Income Trust 35

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Consumer cyclicals cont.
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	$439,000	$452,038
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	241,000	245,145
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	290,000	292,900
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23	125,000	78,594
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	290,000	360,325
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	400,000	429,500
Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25	390,000	399,263
Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23	47,000	48,528
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21	580,000	574,925
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	365,000	370,585
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22	1,063,000	1,165,314
Scientific Games International, Inc. 144A company guaranty sr.
notes 7.00%, 1/1/22	532,000	561,260
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24	777,000	800,310
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
unsub. notes 5.125%, 2/15/27	228,000	226,290
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24	263,000	275,493
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	484,000	481,580
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27	495,000	506,756
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24	540,000	547,425
Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25	240,000	252,600
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22	25,000	25,938
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25	106,000	112,625
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	410,000	424,350
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	25,000	24,813
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A company guaranty sr. unsub. notes
5.875%, 5/15/25	275,000	264,083
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24	314,000	332,620
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22	282,000	290,108
Univision Communications, Inc. 144A company guaranty sr. notes
5.125%, 5/15/23	495,000	492,773
Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25	216,000	209,520
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr.
unsec. notes 8.75%, 7/15/25	678,000	706,815

36 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.		amount	Value
Consumer cyclicals cont.
WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23		$52,000	$53,300
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26		229,000	231,290
Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		468,000	470,090
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27		481,000	474,687
			32,621,228
Consumer staples (1.8%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)		385,000	385,000
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)		170,000	173,400
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)		275,000	270,188
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		362,000	374,670
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		300,000	297,750
Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25		355,000	351,450
BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A
company guaranty sub. notes 9.25%, 3/15/24		818,000	889,575
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25		870,000	904,800
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22		241,000	238,590
Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		1,061,000	1,099,843
Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23		330,000	326,700
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	495,000	593,776
Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	200,000	251,819
Fresh Market, Inc. (The) 144A company guaranty sr. notes
9.75%, 5/1/23		$264,000	184,140
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25		754,000	804,895
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		725,000	749,469
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		200,000	201,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	300,900
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24		295,000	298,688
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27		180,000	178,650
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		350,000	357,000
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		85,000	86,275
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		311,000	311,778
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		265,000	263,013
Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 6.25%, 8/1/24		728,000	467,740

Premier Income Trust 37

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Consumer staples cont.
Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5.75%, 2/15/21	$131,000	$101,198
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23	305,000	284,413
		10,746,720
Energy (7.4%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company
guaranty sr. unsec. notes 7.875%, 12/15/24	989,000	1,087,900
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23	123,000	127,305
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21	324,000	331,695
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22	38,000	38,817
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22	187,000	205,934
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes
5.125%, 6/1/21 (Canada)	120,000	116,400
Calfrac Holdings LP 144A company guaranty sr. unsec. unsub.
notes 7.50%, 12/1/20	260,000	257,400
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20	210,000	195,300
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	171,000	143,640
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	232,000	278,690
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	738,000	795,195
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	275,000	283,938
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	58,000	54,230
Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	190,000	203,775
Chesapeake Energy Corp. 144A company guaranty sr. unsec.
bonds 8.00%, 6/15/27	114,000	113,288
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	486,000	490,860
Continental Resources, Inc. company guaranty sr. unsec. bonds
4.90%, 6/1/44	607,000	605,483
Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	1,048,000	1,027,040
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	187,000	189,338
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	458,000	483,190
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes
5.625%, 10/15/25	310,000	313,100
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	63,000	53,235
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	321,000	328,223

38 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Energy cont.
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	$384,000	$398,880
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 11/1/24	140,000	141,925
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	344,000	350,020
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 5.50%, 1/30/26	135,000	136,688
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	750,000	749,944
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	238,000	236,661
EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	136,000	129,540
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 9.375%, 5/1/24	551,000	466,973
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 8.00%, 2/15/25	195,000	154,050
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 8.00%, 11/29/24	103,000	108,408
Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26	365,000	365,365
FTS International, Inc. 144A company guaranty sr. sub. FRN BBA
LIBOR USD 3 Month + 7.50%, 9.088%, 6/15/20	70,000	71,050
Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
9.25%, 4/23/19 (Russia)	394,000	422,107
Hess Infrastructure Partners LP/Hess Infrastructure Partners
Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	368,000	373,520
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	475,000	497,563
Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company
guaranty sr. unsec. notes 7.25%, 10/15/25	438,000	441,833
Lukoil International Finance BV 144A company guaranty sr. unsec.
unsub. bonds 6.656%, 6/7/22 (Russia)	1,080,000	1,206,360
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	50,000	43,313
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	305,000	262,300
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	243,000	237,533
Murray Energy Corp. 144A notes 11.25%, 4/15/21	451,000	243,540
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes
5.75%, 2/1/25	410,000	402,825
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	67,000	71,355
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	859,000	907,319
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	462,000	428,505
Noble Holding International, Ltd. 144A company guaranty sr.
unsec. notes 7.875%, 2/1/26	120,000	122,250
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	196,000	201,880
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	177,000	182,310

Premier Income Trust 39

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Energy cont.
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%,
5/3/22 (Indonesia)	$270,000	$285,138
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	414,461
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	2,495,000	2,767,329
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)	421,000	447,523
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	878,000	1,056,541
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	3,117,000	3,319,605
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	493,000	525,661
Petrobras Global Finance BV 144A company guaranty sr. unsec.
bonds 5.999%, 1/27/28 (Brazil)	2,354,000	2,365,770
Petrobras Global Finance BV 144A company guaranty sr. unsec.
notes 5.299%, 1/27/25 (Brazil)	1,020,000	1,026,375
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela)	1,255,000	287,395
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	3,606,000	850,310
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela)	2,345,000	537,005
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
6.625%, 6/15/35 (Mexico)	340,000	360,774
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
5.625%, 1/23/46 (Mexico)	525,000	483,000
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
8.00%, 5/3/19 (Mexico)	1,440,000	1,533,830
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	5,014,000	4,948,818
Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%,
12/15/23 (Canada)	130,000	139,100
QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26	265,000	270,300
Range Resources Corp. company guaranty sr. unsec. sub. notes
5.75%, 6/1/21	544,000	567,800
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	195,000	205,827
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 11/15/23	192,000	189,360
SemGroup Corp. 144A company guaranty sr. unsec. notes
6.375%, 3/15/25	355,000	355,888
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	123,000	125,921
SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24	280,000	301,000
Seven Generations Energy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 9/30/25 (Canada)	230,000	232,300
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	45,000	5
SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	332,000	339,055

40 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Energy cont.
SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	$65,000	$65,975
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	281,000	291,889
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 1/15/28	245,000	244,388
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	210,000	213,675
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25	105,000	105,788
Targa Resources Partners LP/Targa Resources Partners
Finance Corp. 144A company guaranty sr. unsec. unsub. bonds
5.00%, 1/15/28	858,000	849,420
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes
6.625%, 2/15/25 (Canada)	133,000	130,340
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes
5.625%, 3/15/25 (Canada)	247,000	249,470
Weatherford International, Ltd. company guaranty sr. unsec. sub.
notes 9.875%, 2/15/24	361,000	393,490
Weatherford International, Ltd. company guaranty sr. unsec.
unsub. notes 8.25%, 6/15/23	70,000	74,025
Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26	190,000	194,513
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	107,000	122,783
WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	353,000	381,240
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	329,000	346,273
		44,677,353
Financials (4.0%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	778,000	786,558
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23	5,000	5,275
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	608,000	775,200
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	369,000	393,981
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	163,000	221,680
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	148,000	159,470
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	185,000	206,969
Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21
(United Kingdom)	230,000	277,145
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	175,000	189,245
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	315,000	329,175
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	315,000	329,175
CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	127,000	130,175
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	233,000	228,923
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	443,000	455,183
Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21	332,000	335,320
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31	500,000	671,250
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	379,000	508,808

Premier Income Trust 41

		Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.		amount	Value
Financials cont.
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R		$360,000	$362,700
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		574,000	599,830
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%,
11/1/22 (Canada)		214,000	228,445
Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub.
notes 8.125%, 7/15/19 ‡‡		161,000	161,000
HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		475,000	494,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	218,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22		205,000	210,638
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20		51,000	52,196
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22		440,000	448,250
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
sub. notes 12.50%, 4/1/22 (Luxembourg)		18,000	13,860
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22		20,000	21,963
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB
7.70%, perpetual maturity (Italy)		200,000	222,500
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R		130,000	132,925
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		125,000	124,688
Liberty Mutual Insurance Co. 144A unsec. sub. notes
7.697%, 10/15/97		670,000	938,118
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)		562,000	668,780
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		450,000	459,000
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28 R		115,000	111,838
Miller Homes Group Holdings PLC company guaranty sr. notes
Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	250,220
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		$284,000	287,310
OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7.25%, 12/15/21		210,000	216,825
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		375,000	389,531
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%,
perpetual maturity (United Kingdom)		200,000	228,876
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%,
perpetual maturity (United Kingdom)		306,000	403,155
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)		410,000	434,088
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%,
9/12/23 (United Kingdom)		235,000	237,205
Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. unsub. notes 7.75%, 5/29/18 (Russia)		550,000	557,942

42 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Financials cont.
Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%,
2/7/22 (Russia)	$500,000	$542,500
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 8.25%, 12/15/20	130,000	143,325
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19	123,000	126,690
Starwood Property Trust, Inc. 144A sr. unsec. notes
4.75%, 3/15/25 R	330,000	325,875
TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty
sr. notes 8.50%, 9/15/18	158,000	154,050
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	315,000	324,450
VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes
8.00%, 10/15/23	33,821	37,964
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.80%, 11/22/25 (Russia)	468,000	535,307
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 5.942%, 11/21/23 (Russia)	200,000	217,986
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)	786,000	794,720
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	5,600,000	6,055,000
VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%,
perpetual maturity (Russia)	450,000	500,625
		24,236,307
Health care (2.0%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	475,000	451,250
AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 9/1/23	173,000	164,350
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	354,000	338,513
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21	410,000	381,300
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	395,000	419,688
Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25	94,000	95,528
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	305,000	317,200
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23	326,000	301,550
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	824,000	586,070
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 7.125%, 7/15/20	272,000	236,640
Concordia International Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/23 (Canada) (In default) †	298,000	28,310
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)	200,000	150,376
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)	540,000	422,550
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23	295,000	230,838
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	256,000	267,840
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	629,000	669,885
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	575,000	585,868
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	128,000	143,680

Premier Income Trust 43

		Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.		amount	Value
Health care cont.
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23		$370,000	$382,950
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21		408,000	465,630
Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)		329,000	269,780
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22		270,000	281,475
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25		70,000	69,913
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics
SA 144A sr. unsec. notes 6.625%, 5/15/22		563,000	563,000
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		100,000	99,125
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		1,075,000	1,130,094
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		220,000	229,350
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20		393,000	413,141
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		182,000	187,802
Unilabs Subholding AB company guaranty sr. unsec. notes
Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	200,000	250,582
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25		$90,000	90,675
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 12/15/25		255,000	261,933
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25		603,000	539,806
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23		466,000	421,008
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 12/1/21		90,000	86,742
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 3/1/23		195,000	174,465
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 3/15/20		104,000	103,364
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24		355,000	377,521
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22		120,000	125,736
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		165,000	172,293
			12,487,821
Technology (1.3%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		1,318,000	—
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24		1,063,000	1,161,992
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23		440,000	471,414
First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23		335,000	352,799
First Data Corp. 144A notes 5.75%, 1/15/24		581,000	600,609
First Data Corp. 144A sr. notes 5.375%, 8/15/23		375,000	386,719

44 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Technology cont.
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec.
notes 8.625%, 11/15/24	$640,000	$680,800
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡	717,000	731,340
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	503,000	518,719
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20	132,000	135,491
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R	140,000	136,150
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R	481,000	461,159
Micron Technology, Inc. 144A sr. unsec. unsub. notes
5.25%, 1/15/24	198,000	205,920
Solera, LLC/Solera Finance, Inc. 144A sr. unsec. notes
10.50%, 3/1/24	675,000	756,844
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25	423,000	431,460
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	597,000	613,418
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	400,000	405,000
		8,049,834
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23	484,000	499,730
		499,730
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	965,000	1,008,425
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	160,000	163,600
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	364,000	381,177
AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21	310,000	346,425
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	584,000	553,340
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	188,000	184,475
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	85,000	86,594
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	615,000	672,753
Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22	448,000	473,267
Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	516,000	557,486
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26	169,000	185,478
Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	356,000	385,370
Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27	139,000	146,474
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20
(In default) †	329,000	263,200
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	272,000	295,800
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	393,000	415,794

Premier Income Trust 45

	Principal
CORPORATE BONDS AND NOTES (32.8%)* cont.	amount	Value
Utilities and power cont.
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds
5.75%, 1/15/28	$125,000	$125,000
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/20	205,000	1,538
		6,246,196
Total corporate bonds and notes (cost $196,247,455)		$198,375,353

FOREIGN GOVERNMENT AND AGENCY		Principal amount/
BONDS AND NOTES (10.9%)*		units	Value
Argentina (Republic of) sr. unsec. notes zero %, 9/19/18 (Argentina)	ARS	60,565,000	$2,661,159
Argentina (Republic of) sr. unsec. notes zero %, 8/15/18 (Argentina)	ARS	42,442,000	1,902,679
Argentina (Republic of) sr. unsec. unsub. bonds 7.625%,
4/22/46 (Argentina)		$1,910,000	2,016,960
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		460,000	470,120
Argentina (Republic of) sr. unsec. unsub. notes 5.875%,
1/11/28 (Argentina)		650,000	632,590
Argentina (Republic of) sr. unsec. unsub. notes 7.50%,
4/22/26 (Argentina)		595,000	653,310
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		3,493,000	3,683,369
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%,
1/27/45 (Brazil)		1,725,000	1,595,625
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%,
1/13/28 (Brazil)		2,255,000	2,236,329
Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23
(Brazil) (Units)	BRL	6,750	2,197,598
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina)		$900,000	958,680
Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates
BADLAR + 3.83%, 26.955%, 5/31/22 (Argentina)	ARS	17,110,000	933,273
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$4,975,000	5,299,370
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		100,000	111,250
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		1,788,000	2,026,292
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		2,408,000	2,557,296
Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44
(Costa Rica)		250,000	262,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		605,000	725,111
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%,
1/27/25 (Dominican Republic)		1,650,000	1,725,900
Ecuador (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.95%,
6/20/24 (Ecuador)		350,000	370,125
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%,
1/31/22 (Egypt)		1,545,000	1,637,700
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		700,000	701,750

46 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal amount/
BONDS AND NOTES (10.9%)* cont.		units	Value
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	2,332,000	$3,074,339
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	61,000	69,040
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece) ††	EUR	468,000	533,556
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	141,000	162,453
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	178,000	207,040
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	468,000	545,334
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	3,840,211	4,548,160
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	137,295	163,932
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	4,094,435	4,919,758
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	398,000	483,735
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	1,556,500	1,896,509
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	114,000	139,496
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	1,269,807	1,577,837
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		$300,000	321,750
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%,
2/17/37 (Indonesia)		1,555,000	1,955,413
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		200,000	243,000
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		1,265,000	1,323,320
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,355,000	1,358,388
Republic of (Ivory Coast) 144A sr. unsec. bonds 6.125%, 6/15/33
(Ivory Coast)		1,385,000	1,418,169
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		465,000	487,521
Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%,
6/24/28 (Russia)		1,281,000	2,206,523
Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		1,400,000	1,568,000
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		1,040,000	1,076,457
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%,
3/31/38 (Venezuela)		650,000	171,438
Total foreign government and agency bonds and notes (cost $60,836,220)			$65,810,154

Premier Income Trust 47

PURCHASED SWAP OPTIONS OUTSTANDING (2.9%)*
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$135,756,500	$1,011,385
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		61,090,400	466,731
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		61,090,400	167,999
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		135,756,500	13,576
Citibank, N.A.
(2.66975)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.66975		88,040,100	1,081,131
(2.675)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675		88,040,100	780,916
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		5,973,300	611,247
2.44325/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.44325		88,040,100	52,824
2.493/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.493		88,040,100	12,326
2.442/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.442		44,020,000	8,364
(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	9,307,100	6,702
2.195/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.195		$44,020,100	880
2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28		54,302,600	543
2.39175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.39175		117,386,900	117
1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175		81,453,000	81
Credit Suisse International
(2.43625)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.43625		45,444,000	1,257,434
(2.686)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.686		126,730,000	1,170,985
(2.69)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.69		40,727,000	377,947
Goldman Sachs International
(2.6155)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6155		88,040,100	1,132,195
(2.7575)/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		6,980,300	445,134
1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	6,701,000	360,882
2.7575/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		$6,980,300	353,762
1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	17,218,000	281,385
2.6295/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6295		$88,040,100	178,721
(-0.154)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	93,071,000	107,464
2.5665/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5665		$88,040,100	91,562
2.6175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6175		44,020,100	72,633
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		11,403,500	69,675
2.5525/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5525		44,020,100	34,776
2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485		5,430,300	12,816
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		49,415,400	3,953
2.4445/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4445		88,040,100	3,522
2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27		13,032,600	2,998
-0.154/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.154	EUR	93,071,000	2,311
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$135,756,500	1,027,676
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	6,794,000	610,785
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$61,090,400	471,618
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	17,032,000	459,293
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$6,980,300	445,064
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	435,222
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	361,580
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	353,343
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		61,090,400	165,555

48 Premier Income Trust

PURCHASED SWAP OPTIONS OUTSTANDING (2.9%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
JPMorgan Chase Bank N.A. cont.
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		$54,302,600	$65,163
0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	46,535,500	34,358
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$135,756,500	13,576
2.38/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.38		44,020,000	440
2.3225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.3225		58,693,400	59
Morgan Stanley & Co. International PLC
(2.66)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.66		88,040,100	919,139
(2.7425)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7425		117,386,900	682,018
(0.303)/6 month EUR-EURIBOR-Reuters/Mar-23	Mar-18/0.303	EUR	37,228,400	488,555
(0.442)/6 month EUR-EURIBOR-Reuters/Apr-23	Apr-18/0.442	EUR	36,018,500	271,890
(2.48375)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.48375		$54,302,600	149,332
(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275		54,302,600	147,160
(-0.152)/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	93,071,000	103,997
(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575		$54,302,600	96,116
2.5725/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5725		117,386,900	86,866
2.50/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.50		88,040,100	23,771
-0.152/6 month EUR-EURIBOR-Reuters/Feb-20	Feb-18/-0.152	EUR	93,071,000	3,467
1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125		$81,453,900	815
Total purchased swap options outstanding (cost $15,478,601)				$17,591,835

	Principal
SENIOR LOANS (1.6%)*c	amount	Value
Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month
+ 4.00%, 5.546%, 7/2/22	$229,168	$184,051
Air Methods Corp. bank term loan FRN Ser. B, BBA LIBOR USD
3 Month + 3.50%, 5.193%, 4/21/24	181,936	183,187
Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month
+ 4.75%, 6.309%, 11/9/24	565,000	567,401
Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD
3 Month + 4.25%, 5.996%, 6/21/24	478,595	484,802
BWAY Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month
+ 3.25%, 4.958%, 4/3/24	144,275	145,267
California Resources Corp. bank term loan FRN BBA LIBOR USD
3 Month + 4.75%, 6.306%, 11/17/22	345,000	350,606
Casella Waste Systems, Inc. bank term loan FRN Ser. B, BBA LIBOR
USD 3 Month + 2.50%, 4.056%, 10/17/23	965,250	972,489
CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD
3 Month + 6.75%, 8.323%, 3/30/25	144,000	147,150
Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD
3 Month + 7.50%, 8.954%, 8/23/21	530,000	565,775
CPG International, Inc. bank term loan FRN BBA LIBOR USD
3 Month + 3.75%, 5.593%, 5/5/24	80,726	81,533
Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month
+ 3.00%, 4.573%, 10/25/23	420,686	398,775
FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD
3 Month + 4.75%, 6.323%, 4/16/21	683,000	682,715
Gates Global, LLC bank term loan FRN Ser. B, BBA LIBOR USD
3 Month + 3.00%, 4.693%, 3/31/24	174,033	175,369
Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD
3 Month + 3.50%, 5.193%, 10/18/19	87,620	82,910

Premier Income Trust 49

	Principal
SENIOR LOANS (1.6%)*c cont.	amount	Value
iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR
USD 3 Month + 6.75%, 8.443%, 1/30/19	$743,000	$566,073
KCA Deutag US Finance, LLC bank term loan FRN BBA LIBOR USD
3 Month + 5.25%, 7.196%, 5/16/20	310,377	304,946
Kronos, Inc./MA bank term loan FRN BBA LIBOR USD 3 Month
+ 8.25%, 9.627%, 11/1/24	220,000	228,800
MEG Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month
+ 3.50%, 5.20%, 12/31/23	86,078	86,365
Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month
+ 3.50%, 5.06%, 11/6/24	750,000	755,938
Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR
USD 3 Month + 3.25%, 4.805%, 10/25/20	308,292	262,819
PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month
+ 3.00%, 4.57%, 3/10/22	124,362	101,148
Rackspace Hosting, Inc. bank term loan FRN BBA LIBOR USD
3 Month + 3.00%, 4.385%, 11/3/23	327,558	329,963
Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA
LIBOR USD 3 Month + 3.50%, 5.073%, 9/7/23	604,320	466,406
Reynolds Group Holdings, Inc. bank term loan FRN BBA LIBOR USD
3 Month + 3.00%, 4.323%, 2/5/23	320,946	323,130
Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD
3 Month + 9.00%, 10.563%, 2/4/25	85,000	85,850
Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD
3 Month + 4.50%, 6.125%, 8/10/24	144,638	145,180
Solenis International LP bank term loan FRN BBA LIBOR USD
3 Month + 6.75%, 8.229%, 7/31/22	84,000	81,060
Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month
+ 8.50%, 10.073%, 3/19/21	150,913	146,385
Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month
+ 4.50%, 6.073%, 3/19/20	237,261	231,230
Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. B1, BBA LIBOR USD 3 Month + 3.50%, 4.94%, 4/1/22	79,629	80,764
Werner Finco LP bank term loan FRN Ser. B, BBA LIBOR USD
3 Month + 4.00%, 5.568%, 7/24/24	170,000	170,213
Total senior loans (cost $9,580,736)		$9,388,300

	Principal
CONVERTIBLE BONDS AND NOTES (1.1%)*	amount	Value
Basic materials (—%)
Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)	$54,000	$57,789
Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23	59,000	60,434
		118,223
Capital goods (0.1%)
Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes
2.25%, 12/15/23	58,000	72,753
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	76,000	100,908
Greenbrier Cos., Inc. (The) 144A cv. sr. unsec. notes 2.875%, 2/1/24	61,000	69,965
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	38,620
II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22	36,000	40,531
Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24	69,000	78,987
		401,764

50 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (1.1%)* cont.	amount	Value
Communication services (—%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$174,000	$184,763
		184,763
Consumer cyclicals (0.2%)
Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44	75,000	99,123
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	116,000	142,114
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	124,000	154,516
Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46	57,000	59,880
Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19	61,000	81,910
Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes
2.00%, 10/1/23	57,000	54,271
Navistar International Corp. cv. sr. unsec. sub. bonds
4.75%, 4/15/19	36,000	39,064
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	38,000	45,576
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes
0.35%, 6/15/20	103,000	152,698
Square, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/22	50,000	104,789
Tesla, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21	46,000	52,903
		986,844
Consumer staples (—%)
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 10/1/22	71,000	81,133
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds
1.00%, 6/30/47	103,000	104,071
Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	59,000	66,775
Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22	44,000	48,818
		300,797
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $58,386) (Cayman Islands) ∆∆	84,334	111,321
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes
5.50%, 9/15/26	82,000	74,922
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	41,000	43,498
Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub.
notes 1.25%, 4/1/20	97,000	90,210
		319,951
Financials (0.1%)
3.50%, 1/15/22	85,000	95,945
Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes
5.25%, 12/1/18 R	67,000	75,475
Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds
3.00%, 7/1/20	46,000	50,278
Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22	40,000	40,800
Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr.
unsec. bonds 5.875%, 8/1/37	35,000	44,857
Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes
4.00%, 1/15/19 R	73,000	77,205
		384,560
Health care (0.1%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes
1.50%, 10/15/20	64,000	74,816
Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21	53,000	66,779

Premier Income Trust 51

	Principal
CONVERTIBLE BONDS AND NOTES (1.1%)* cont.	amount	Value
Health care cont.
Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22	$78,000	$75,930
Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25	45,000	42,910
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub.
bonds 1.875%, 8/15/21 (Ireland)	160,000	165,600
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	98,000	113,638
Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes
2.25%, 5/15/24	26,000	34,989
Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21	39,000	43,572
Pacira Pharmaceuticals, Inc. (Delaware) 144A cv. sr. unsec. sub.
notes 2.375%, 4/1/22	76,000	73,202
Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22	43,000	49,711
Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20	60,000	62,025
		803,172
Technology (0.5%)
Akamai Technologies, Inc. cv. sr. unsec. bonds zero %, 2/15/19	38,000	38,212
Carbonite, Inc. 144A cv. sr. unsec. unsub. notes 2.50%, 4/1/22	33,000	40,399
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	29,000	38,420
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	60,000	65,100
Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22	60,000	85,197
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	52,000	60,334
Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36	70,000	63,516
HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22	54,000	64,848
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21 (acquired 8/14/17,
cost $62,238) ∆∆	62,000	57,257
Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes
0.875%, 11/15/22	76,000	84,862
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	67,000	154,797
J2 Cloud Services, LLC cv. sr. unsec. notes 3.25%, 6/15/29	70,000	90,198
Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes
8.00%, 12/31/18	14,000	48,832
Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes
1.625%, 2/15/27	237,000	289,584
Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	101,000	153,863
Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33	24,000	95,766
Nice Systems, Inc. cv. company guaranty sr. unsec. notes
1.25%, 1/15/24	63,000	76,564
Novellus Systems, Inc. cv. company guaranty sr. unsec. notes
2.625%, 5/15/41	32,000	182,239
Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23	60,000	58,367
NXP Semiconductors NV cv. sr. unsec. bonds 1.00%, 12/1/19	51,000	64,150
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.00%, 12/1/20	91,000	130,089
OSI Systems, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/1/22	82,000	75,451
Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20	63,000	85,555
RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22	86,000	114,999
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	51,000	91,384
salesforce. com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18	69,000	117,984
ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18	46,000	92,571
Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23	56,000	85,583
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	33,000	58,687

52 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (1.1%)* cont.	amount	Value
Technology cont.
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	$52,000	$49,003
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes
1.50%, 2/1/24	36,000	36,744
Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22	49,000	51,022
		2,801,577
Transportation (—%)
Air Transport Services Group, Inc. 144A cv. sr. unsec. notes
1.125%, 10/15/24	74,000	77,820
Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19	43,000	39,281
		117,101
Total convertible bonds and notes (cost $5,876,898)		$6,418,752

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.4%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Call)	Feb-18/96.30	31,000,000	$31,000,000	$186
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Mar-18/98.46	142,000,000	142,000,000	420,320
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.19	31,000,000	31,000,000	155,868
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.31	31,000,000	31,000,000	139,810
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.44	31,000,000	31,000,000	124,868
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.47	31,000,000	31,000,000	121,303
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.56	31,000,000	31,000,000	111,042
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.59	31,000,000	31,000,000	107,756
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.72	31,000,000	31,000,000	95,294
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Mar-18/99.34	31,000,000	31,000,000	484,499
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Mar-18/99.21	31,000,000	31,000,000	451,608
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Mar-18/99.09	31,000,000	31,000,000	419,709
Total purchased options outstanding (cost $3,045,859)				$2,632,263

Premier Income Trust 53

COMMON STOCKS (0.3%)*	Shares	Value
Avaya Holdings Corp. †	47,064	$982,696
Caesars Entertainment Corp. †	8,988	125,383
CHC Group, LLC (acquired 3/23/17, cost $23,780) (Cayman Islands) † ∆∆	1,640	13,120
Halcon Resources Corp. †	24,782	198,008
Milagro Oil & Gas, Inc. (Units) F	169	13,689
Nine Point Energy	1,292	17,778
SandRidge Energy, Inc. †	8,217	147,002
Tervita Corp. Class A (Canada)	449	3,559
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	16,858
Tribune Media Co. Class 1C F	92,963	4,648
Total common stocks (cost $1,455,117)		$1,522,741

PREFERRED STOCKS (0.1%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $1.80 cum. ARP	16,265	$423,215
Total preferred stocks (cost $412,195)		$423,215

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Nine Point Energy 6.75% cv. pfd.	32	$33,124
Total convertible preferred stocks (cost $32,000)		$33,124

	Expiration	Strike
WARRANTS (—%)* †	date	price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	6,732	$5,386
Total warrants (cost $—)				$5,386

	Principal amount/
SHORT-TERM INVESTMENTS (14.6%)*		shares	Value
Putnam Short Term Investment Fund 1.45% L	Shares	27,902,917	27,902,917
U.S. Treasury Bills 1.064%, 2/1/18 # ∆ §		$13,312,000	13,312,000
U.S. Treasury Bills 1.117%, 2/8/18 ∆ §		6,947,000	6,945,366
U.S. Treasury Bills 1.120%, 2/15/18 # ∆ §		1,127,000	1,126,475
U.S. Treasury Bills 1.306%, 3/8/18 ∆ §		2,146,000	2,143,186
U.S. Treasury Bills 1.320%, 3/15/18 ∆ §		7,499,000	7,487,392
U.S. Treasury Bills 1.403%, 4/5/18 ∆ §		2,001,000	1,996,344
U.S. Treasury Bills 1.408%, 4/12/18 §		783,000	780,920
U.S. Treasury Bills 1.424%, 4/19/18 # ∆ §		5,855,000	5,837,622
U.S. Treasury Bills 1.440%, 5/10/18 ∆ §		3,121,000	3,108,700
U.S. Treasury Bills 1.496%, 6/7/18 # ∆ §		4,173,000	4,151,123
U.S. Treasury Bills 1.509%, 6/14/18 #		13,824,000	13,748,404
Total short-term investments (cost $88,541,210)			$88,540,449

TOTAL INVESTMENTS
Total investments (cost $978,351,691)	$986,988,096

54 Premier Income Trust

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $604,889,608.

† This security is non-income-producing.

Premier Income Trust 55

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $181,698, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $219,518 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $22,230,003 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $19,193,842 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $268,837,998 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	86.8%	Mexico	0.9%
Argentina	2.4	Indonesia	0.6
Greece	1.9	Luxembourg	0.5
Brazil	1.8	Other	2.6
Russia	1.5	Total	100.0%
Canada	1.0

56 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/18 (aggregate face value $347,523,349) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$3,205,017	$3,214,536	$(9,519)
	Euro	Buy	3/21/18	5,290,887	5,144,835	146,052
	Mexican Peso	Buy	4/11/18	3,253,777	3,241,525	12,252
	Mexican Peso	Sell	4/11/18	3,253,777	3,234,634	(19,143)
	New Zealand Dollar	Sell	4/18/18	3,083,255	3,061,325	(21,930)
	Norwegian Krone	Buy	3/21/18	3,770,941	3,492,652	278,289
	Russian Ruble	Buy	3/21/18	3,033,856	3,058,314	(24,458)
	Russian Ruble	Sell	3/21/18	3,113,313	2,957,676	(155,637)
	Swedish Krona	Sell	3/21/18	3,278,432	3,251,718	(26,714)
	Swiss Franc	Buy	3/21/18	3,141,069	3,118,262	22,807
	Swiss Franc	Sell	3/21/18	3,177,411	3,047,116	(130,295)
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	2,822,729	2,740,408	82,321
	British Pound	Sell	3/21/18	6,138,435	5,828,577	(309,858)
	Canadian Dollar	Buy	4/18/18	3,125,078	3,075,075	50,003
	Euro	Buy	3/21/18	6,565,815	6,355,636	210,179
	Euro	Sell	3/21/18	6,554,233	6,405,357	(148,876)
	Japanese Yen	Buy	2/22/18	3,042,496	2,988,762	53,734
	Japanese Yen	Sell	2/22/18	3,092,976	2,968,733	(124,243)
	Norwegian Krone	Buy	3/21/18	158,323	233,838	(75,515)
	Swedish Krona	Sell	3/21/18	6,326,400	6,043,449	(282,951)
	Swiss Franc	Buy	3/21/18	146,658	211,069	(64,411)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	6,139,572	6,078,414	61,158
	Brazilian Real	Buy	4/3/18	290,716	354,111	(63,395)
	British Pound	Buy	3/21/18	2,594,689	2,539,682	55,007
	Canadian Dollar	Sell	4/18/18	3,062,583	3,023,703	(38,880)
	Euro	Buy	3/21/18	3,149,649	3,082,760	66,889
	Japanese Yen	Buy	2/22/18	3,131,071	3,044,378	86,693
	Japanese Yen	Sell	2/22/18	3,131,071	3,041,368	(89,703)
	New Zealand Dollar	Sell	4/18/18	3,063,593	3,041,813	(21,780)
	Norwegian Krone	Buy	3/21/18	3,834,142	3,571,119	263,023
	Swedish Krona	Sell	3/21/18	3,285,739	3,179,317	(106,422)
Credit Suisse International
	Euro	Buy	3/21/18	3,051,510	3,069,272	(17,762)
	Japanese Yen	Sell	2/22/18	3,037,236	2,878,574	(158,662)
	New Zealand Dollar	Sell	4/18/18	3,051,000	3,013,009	(37,991)
	Norwegian Krone	Buy	3/21/18	171,717	264,032	(92,315)
	Swedish Krona	Sell	3/21/18	3,263,676	3,181,686	(81,990)
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	12,097,065	11,878,020	219,045
	Brazilian Real	Sell	4/3/18	1,605,110	1,484,115	(120,995)
	British Pound	Sell	3/21/18	3,214,450	3,061,441	(153,009)
	Canadian Dollar	Sell	4/18/18	3,029,465	2,975,921	(53,544)

Premier Income Trust 57

FORWARD CURRENCY CONTRACTS at 1/31/18 (aggregate face value $347,523,349) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Goldman Sachs International cont.
	Euro	Buy	3/21/18	$4,895,592	$4,649,652	$245,940
	Japanese Yen	Sell	2/22/18	3,139,388	3,062,487	(76,901)
	Mexican Peso	Buy	4/11/18	14,197,681	13,747,768	449,913
	Mexican Peso	Sell	4/11/18	14,197,681	13,936,346	(261,335)
	Mexican Peso	Sell	4/18/18	4,511	4,327	(184)
	New Zealand Dollar	Sell	4/18/18	9,131,864	8,827,177	(304,687)
	Norwegian Krone	Buy	3/21/18	2,949,446	2,785,359	164,087
	South African Rand	Buy	4/18/18	433,672	410,463	23,209
	Swedish Krona	Sell	3/21/18	2,799,133	2,645,554	(153,579)
	Swiss Franc	Buy	3/21/18	41,733	251,626	(209,893)
HSBC Bank USA, National Association
	British Pound	Buy	3/21/18	277,662	264,721	12,941
	British Pound	Sell	3/21/18	277,662	264,448	(13,214)
	Canadian Dollar	Buy	4/18/18	3,037,113	3,029,154	7,959
	Euro	Sell	3/21/18	437,763	427,442	(10,321)
	Japanese Yen	Buy	2/22/18	3,047,739	3,061,699	(13,960)
	Japanese Yen	Sell	2/22/18	3,047,739	2,929,371	(118,368)
	Mexican Peso	Buy	4/18/18	872,821	827,767	45,054
	New Zealand Dollar	Sell	4/18/18	18,706	18,023	(683)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	7,620,144	7,446,394	173,750
	British Pound	Buy	3/21/18	2,710,476	2,587,847	122,629
	Canadian Dollar	Buy	4/18/18	4,374,003	4,302,061	71,942
	Euro	Buy	3/21/18	1,659,513	1,606,677	52,836
	Japanese Yen	Sell	2/22/18	2,711,545	2,589,376	(122,169)
	Mexican Peso	Buy	4/11/18	1,728,667	1,715,932	12,735
	Mexican Peso	Sell	4/11/18	1,728,667	1,707,596	(21,071)
	New Zealand Dollar	Sell	4/18/18	3,972,486	3,854,800	(117,686)
	Norwegian Krone	Buy	3/21/18	2,830,810	2,639,457	191,353
	Swedish Krona	Sell	3/21/18	8,895,656	8,587,294	(308,362)
	Swiss Franc	Buy	3/21/18	9,428,492	9,203,360	225,132
	Swiss Franc	Sell	3/21/18	9,540,966	9,144,433	(396,533)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	7,017,103	6,912,032	105,071
	Canadian Dollar	Sell	4/18/18	3,064,536	3,020,184	(44,352)
	Euro	Buy	3/21/18	3,124,616	3,056,016	68,600
	Japanese Yen	Sell	2/22/18	2,862,150	2,809,695	(52,455)
	New Zealand Dollar	Sell	4/18/18	6,218,502	6,104,202	(114,300)
	Norwegian Krone	Buy	3/21/18	2,753,110	2,566,392	186,718
	Swedish Krona	Sell	3/21/18	4,481,164	4,138,862	(342,302)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	6,391,021	6,217,086	173,935
	British Pound	Sell	3/21/18	3,169,501	3,018,966	(150,535)
	Canadian Dollar	Buy	4/18/18	1,564,492	1,535,380	29,112

58 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/18 (aggregate face value $347,523,349) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co. cont.
	Euro	Buy	3/21/18	$3,232,593	$3,082,642	$149,951
	Japanese Yen	Sell	2/22/18	3,051,685	3,022,894	(28,791)
	New Zealand Dollar	Sell	4/18/18	362,835	348,264	(14,571)
	Norwegian Krone	Buy	3/21/18	1,240,447	1,039,340	201,107
	Swedish Krona	Sell	3/21/18	3,603,527	3,413,221	(190,306)
UBS AG
	Australian Dollar	Buy	4/18/18	6,132,644	5,955,132	177,512
	British Pound	Sell	3/21/18	5,642,997	5,374,706	(268,291)
	Canadian Dollar	Buy	4/18/18	3,134,680	3,084,450	50,230
	Euro	Buy	3/21/18	4,947,401	4,756,706	190,695
	Japanese Yen	Sell	2/22/18	3,022,146	2,818,855	(203,291)
	New Zealand Dollar	Sell	4/18/18	7,983,633	7,681,785	(301,848)
	Norwegian Krone	Buy	3/21/18	5,784,322	5,395,347	388,975
	Swedish Krona	Sell	3/21/18	3,118,844	2,951,517	(167,327)
WestPac Banking Corp.
	Canadian Dollar	Sell	4/18/18	197,006	193,590	(3,416)
	Japanese Yen	Buy	2/22/18	3,129,775	3,050,570	79,205
	Japanese Yen	Sell	2/22/18	3,129,775	3,010,672	(119,103)
Unrealized appreciation						5,208,043
Unrealized (depreciation)						(6,559,832)
Total						$(1,351,789)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Bund 10 yr (Short)	60	$11,830,978	$11,830,975	Mar-18	$(1,178)
Euro-OAT 10 yr (Short)	16	3,037,924	3,037,923	Mar-18	84,380
U.S. Treasury Note Ultra 10 yr (Long)	63	8,202,797	8,202,797	Mar-18	(8,000)
Unrealized appreciation					84,380
Unrealized (depreciation)					(9,178)
Total					$75,202

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/18 (premiums $20,569,562) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$61,090,400	$32,378
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	135,756,500	61,090
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	61,090,400	331,721
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	135,756,500	1,058,901

Premier Income Trust 59

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/18 (premiums $20,569,562) (Unaudited) cont.
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		$60,592,000	$169,052
Citibank, N.A.
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05		81,453,000	815
(2.478)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478		44,020,100	880
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	14,798,000	4,961
(2.584)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584		$44,020,100	26,852
(2.5565)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565		44,020,100	74,834
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		60,592,000	236,915
2.7435/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7435		44,020,000	281,728
2.695/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.695		44,020,100	441,522
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675		54,302,600	537,596
2.584/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584		44,020,100	680,551
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		27,151,300	840,604
2.5565/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565		44,020,100	874,239
2.478/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478		44,020,100	1,063,966
Credit Suisse International
2.812/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.812		40,727,000	158,021
2.751/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.751		40,727,000	251,693
(2.686)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.686		126,730,000	392,863
2.54475/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.54475		45,444,000	820,719
2.4905/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4905		45,444,000	1,038,850
Goldman Sachs International
(0.185)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.185	EUR	37,228,400	46
(2.53)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53		$44,020,100	9,244
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46		14,661,700	17,154
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		108,605,200	73,852
(2.6825)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6825		44,020,100	138,663
(2.6925)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6925		88,040,100	322,227
(2.036)/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	4,653,600	382,771
0.321/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.321	EUR	37,228,400	392,416
2.036/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	4,653,600	393,691
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	18,614,000	666,542
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	9,307,100	749,472
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	9,307,100	798,466
2.53/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53		$44,020,100	872,038
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		61,090,400	31,156
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		135,756,500	58,375
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	10,237,800	193,767
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		$26,070,000	291,984
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		108,605,200	325,816
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		61,090,400	337,219
2.68/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.68		44,020,000	366,687
2.6225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6225		58,693,400	662,062

60 Premier Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/18 (premiums $20,569,562) (Unaudited) cont.
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
JPMorgan Chase Bank N.A. cont.
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		$135,756,500	$1,073,834
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	18,614,000	1,118,072
Morgan Stanley & Co. International PLC
(0.189)/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.189	EUR	37,228,400	46
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01		$81,453,900	1,629
(2.58)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58		44,020,100	36,096
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625		54,302,600	101,546
(2.6575)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575		58,693,400	121,495
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315		54,302,600	155,848
2.30/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.30		54,302,600	162,908
2.5625/3 month USD-LIBOR-BBA/Apr-23	Apr-18/2.5625		46,535,500	330,867
0.325/6 month EUR-EURIBOR-Reuters/Feb-23	Feb-18/0.325	EUR	37,228,400	383,171
2.3675/3 month USD-LIBOR-BBA/Mar-23	Mar-18/2.3675		$46,535,500	591,466
2.6575/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575		58,693,400	622,150
2.58/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58		44,020,100	714,005
Total				$21,877,532

WRITTEN OPTIONS OUTSTANDING at 1/31/18 (premiums $3,045,859) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Call)	Feb-18/$96.30	$31,000,000	$31,000,000	$610,514
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Mar-18/98.46	142,000,000	142,000,000	1,274,592
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.73	31,000,000	31,000,000	94,550
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.85	31,000,000	31,000,000	83,204
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.95	31,000,000	31,000,000	75,051
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/98.98	31,000,000	31,000,000	72,881
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.07	31,000,000	31,000,000	65,503
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.10	31,000,000	31,000,000	63,550

Premier Income Trust 61

WRITTEN OPTIONS OUTSTANDING at 1/31/18 (premiums $3,045,859) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.20	$31,000,000	$31,000,000	$56,916
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.27	31,000,000	31,000,000	52,700
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.39	31,000,000	31,000,000	45,446
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.43	31,000,000	31,000,000	43,338
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.52	31,000,000	31,000,000	38,998
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.55	31,000,000	31,000,000	37,138
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.64	31,000,000	31,000,000	33,294
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/99.68	31,000,000	31,000,000	31,682
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Mar-18/98.84	31,000,000	31,000,000	359,135
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Mar-18/98.71	31,000,000	31,000,000	330,615
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Mar-18/98.59	31,000,000	31,000,000	303,366
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Mar-18/98.34	31,000,000	31,000,000	252,960
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Mar-18/98.21	31,000,000	31,000,000	229,865
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Mar-18/98.09	31,000,000	31,000,000	208,196
Total				$4,363,494

62 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$13,575,700	$(271,514)	$161,551
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	13,575,700	(530,810)	25,251
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	8,145,400	(287,125)	(55,552)
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	(77,870)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	13,575,700	(530,810)	(137,522)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	(175,045)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	8,145,400	(287,125)	(182,294)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	13,575,700	(271,514)	(198,341)
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	401,405
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	13,575,700	521,986	336,949
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	180,584
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	13,575,700	521,986	(183,543)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	13,575,700	(271,514)	160,601
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	(15,884)
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	(81,128)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	13,575,700	(271,514)	(198,069)
Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	2,064,000	(38,287)	23,860
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	13,575,700	(530,810)	23,079
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	2,064,000	(265,740)	14,304
2.637/3 month USD-LIBOR-BBA/
Feb-28 (Purchased)	Feb-18/2.637	58,693,400	(115,919)	(19,369)
2.34/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	2,064,000	(38,287)	(19,918)
2.692/3 month USD-LIBOR-BBA/
Feb-28 (Purchased)	Feb-18/2.692	58,693,400	(205,427)	(29,934)

Premier Income Trust 63

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	$2,064,000	$(265,740)	$(44,190)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	13,575,700	(530,810)	(135,893)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	13,575,700	522,664	335,320
(2.615)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	2,064,000	165,120	56,904
(2.747)/3 month USD-LIBOR-BBA/
Feb-28 (Written)	Feb-18/2.747	58,693,400	321,346	26,999
2.615/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	2,064,000	165,120	(43,798)
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	13,575,700	519,949	(179,742)
Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	3,439,600	(122,106)	61,431
(2.7725)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	3,439,600	(87,710)	41,550
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	3,439,600	(275,684)	10,216
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	3,439,600	(238,364)	5,400
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	(12,528)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	(24,925)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	3,439,600	(313,004)	(31,713)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	3,439,600	(275,684)	(34,430)
2.47/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	3,439,600	(122,106)	(57,373)
2.7725/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	3,439,600	(165,101)	(63,736)
(2.875)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	3,439,600	282,391	90,874
(2.584)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	3,439,600	205,860	82,172
2.875/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	3,439,600	145,151	(52,798)
2.584/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	3,439,600	205,860	(79,971)

64 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable) (depreciation)
JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	$2,064,000	$(27,451)	$21,115
(2.2525)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	3,439,600	(213,255)	19,227
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	2,064,000	(221,467)	15,356
2.56/3 month USD-LIBOR-BBA/
Feb-28 (Purchased)	Feb-18/2.56	58,693,400	(59,717)	5,341
2.2525/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	3,439,600	(41,275)	2,820
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	3,439,600	(198,809)	1,582
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	3,439,600	(357,718)	(22,013)
2.553/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	2,064,000	(50,568)	(25,140)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	2,064,000	(319,094)	(57,214)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	(216,668)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	(251,856)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	350,741
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	252,263
(2.826)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	2,064,000	227,246	78,638
2.36/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	3,439,600	374,916	2,408
2.9775/3 month USD-LIBOR-BBA/
Feb-28 (Written)	Feb-18/2.9775	58,693,400	59,717	(939)
(2.36)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	3,439,600	56,753	(26,244)
2.826/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	2,064,000	115,790	(41,445)
Morgan Stanley & Co. International PLC
(2.834)/3 month USD-LIBOR-BBA/
Feb-28 (Purchased)	Feb-18/2.834	88,040,100	(281,728)	37,857
(2.155)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	2,064,000	(51,600)	23,839
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	2,064,000	(316,205)	6,357
2.155/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	2,064,000	(27,038)	(13,478)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	2,064,000	(222,086)	(31,662)

Premier Income Trust 65

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
2.646/3 month USD-LIBOR-BBA/
Feb-28 (Purchased)	Feb-18/2.646	$88,040,100	$(272,924)	$(44,900)
(2.43)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	2,064,000	114,758	34,408
(2.74)/3 month USD-LIBOR-BBA/
Feb-28 (Written)	Feb-18/2.74	44,020,100	277,327	30,374
2.43/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	2,064,000	226,214	(36,079)
2.74/3 month USD-LIBOR-BBA/
Feb-28 (Written)	Feb-18/2.74	44,020,100	277,327	(38,297)
Unrealized appreciation				2,920,776
Unrealized (depreciation)				(2,941,501)
Total				$(20,725)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/18 (proceeds receivable $291,564,727) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 5.50%, 2/1/48	$5,000,000	2/13/18	$5,434,375
Federal National Mortgage Association, 4.50%, 2/1/48	8,000,000	2/13/18	8,432,416
Federal National Mortgage Association, 4.50%, 1/1/48	2,000,000	1/11/18	2,110,078
Federal National Mortgage Association, 4.00%, 2/1/48	14,000,000	2/13/18	14,460,324
Federal National Mortgage Association, 3.50%, 2/1/48	101,000,000	2/13/18	101,945,855
Federal National Mortgage Association, 3.00%, 3/1/48	101,000,000	3/13/18	98,841,913
Federal National Mortgage Association, 3.00%, 2/1/48	60,000,000	2/13/18	58,809,372
Total			$290,034,333

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
			Upfront
			premium	Termina-
Swap counterparty/			received	tion	Payments	Payments	Unrealized
Notional amount		Value	(paid)	date	made by fund	received by fund	depreciation
JPMorgan Chase Bank N.A.
MYR	8,395,000	$2,369	$—	12/12/22	3.925%—	3 month MYR-	$(3,819)
					Quarterly	KLIBOR-BNM—
						Quarterly
Upfront premium received			—		Unrealized appreciation		—
Upfront premium (paid)			—		Unrealized (depreciation)		(3,819)
Total			$—		Total		$(3,819)

66 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$10,543,000	$69,816 E	$(76)	10/27/27	3 month USD-	2.74875%—	$(69,892)
				LIBOR-BBA—	Semiannually
				Quarterly
43,992,300	1,309,299	333,758	2/1/28	3 month USD-	2.412%—	(975,541)
				LIBOR-BBA—	Semiannually
				Quarterly
87,984,600	1,728,457	(335,508)	2/1/28	2.526%—	3 month USD-	1,392,949
				Semiannually	LIBOR-BBA—
					Quarterly
15,608,000	504,045 E	127,540	3/21/28	3 month USD-	2.40%—	(376,504)
				LIBOR-BBA—	Semiannually
				Quarterly
257,154,300	1,530,840 E	(239,298)	3/21/20	2.10%—	3 month USD-	1,291,542
				Semiannually	LIBOR-BBA—
					Quarterly
222,136,900	3,426,017 E	(2,041,480)	3/21/23	2.30%—	3 month USD-	1,384,537
				Semiannually	LIBOR-BBA—
					Quarterly
182,623,500	5,090,082 E	(392,414)	3/21/28	2.45%—	3 month USD-	4,697,669
				Semiannually	LIBOR-BBA—
					Quarterly
1,569,600	91,040 E	23,649	3/21/48	3 month USD-	2.55%—	(67,391)
				LIBOR-BBA—	Semiannually
				Quarterly
4,337,000	146,356	(31)	12/20/27	2.3575%—	3 month USD-	143,101
				Semiannually	LIBOR-BBA—
					Quarterly
124,089,000	2,205,186 E	(897,170)	3/21/23	2.25%—	3 month USD-	1,308,016
				Semiannually	LIBOR-BBA—
					Quarterly
54,302,600	533,089	92,952	1/30/28	3 month USD-	2.63625%—	(441,491)
				LIBOR-BBA—	Semiannually
				Quarterly
20,092,000	460,187	(164)	1/30/28	2.48875%—	3 month USD-	460,606
				Semiannually	LIBOR-BBA—
					Quarterly
6,100,000	147,199	(44)	12/27/27	3 month USD-	2.4685%—	(143,237)
				LIBOR-BBA—	Semiannually
				Quarterly
19,006,000	465,533 E	(155)	2/26/28	2.48%—	3 month USD-	465,378
				Semiannually	LIBOR-BBA—
					Quarterly
8,490,600	245,871	(120)	1/31/28	2.42%—	3 month USD-	246,169
				Semiannually	LIBOR-BBA—
					Quarterly
14,001,000	377,929	(186)	1/4/28	3 month USD-	2.43766%—	(370,996)
				LIBOR-BBA—	Semiannually
				Quarterly

Premier Income Trust 67

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$14,001,000	$407,597	$(186)	1/4/28	3 month USD-	2.41363%—	$(400,917)
				LIBOR-BBA—	Semiannually
				Quarterly
4,393,000	122,090 E	(62)	2/7/28	2.43625%—	3 month USD-	122,028
				Semiannually	LIBOR-BBA—
					Quarterly
9,684,400	270,292 E	(137)	3/7/28	2.445%—	3 month USD-	270,154
				Semiannually	LIBOR-BBA—
					Quarterly
18,195,000	447,160 E	(258)	2/7/28	2.4725%—	3 month USD-	446,903
				Semiannually	LIBOR-BBA—
					Quarterly
15,333,000	388,339	(203)	1/10/28	3 month USD-	2.4573%—	(382,568)
				LIBOR-BBA—	Semiannually
				Quarterly
32,281,400	783,114 E	(457)	2/12/28	2.478%—	3 month USD-	782,657
				Semiannually	LIBOR-BBA—
					Quarterly
14,242,000	303,355	(189)	1/11/28	2.50289%—	3 month USD-	297,524
				Semiannually	LIBOR-BBA—
					Quarterly
52,690,000	159,335	(199)	1/11/20	2.15979%—	3 month USD-	148,305
				Semiannually	LIBOR-BBA—
					Quarterly
7,795,000	160,795	(103)	1/11/28	3 month USD-	2.5105%—	(157,778)
				LIBOR-BBA—	Semiannually
				Quarterly
14,380,000	283,430 E	(204)	2/15/28	2.53%—	3 month USD-	283,226
				Semiannually	LIBOR-BBA—
					Quarterly
18,195,000	265,356 E	(258)	2/27/28	2.592%—	3 month USD-	265,098
				Semiannually	LIBOR-BBA—
					Quarterly
9,570,000	148,278	(127)	1/12/28	3 month USD-	2.56885%—	(144,516)
				LIBOR-BBA—	Semiannually
				Quarterly
33,748,700	508,019	(448)	1/19/28	2.575%—	3 month USD-	499,799
				Semiannually	LIBOR-BBA—
					Quarterly
9,570,000	174,164	(127)	1/12/28	3 month USD-	2.53822%—	(170,558)
				LIBOR-BBA—	Semiannually
				Quarterly
10,300,500	178,487	(137)	1/16/28	3 month USD-	2.54874%—	(175,566)
				LIBOR-BBA—	Semiannually
				Quarterly
10,300,500	185,347	(137)	1/16/28	3 month USD-	2.54121%—	(182,458)
				LIBOR-BBA—	Semiannually
				Quarterly

68 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$10,174,500	$180,201	$(135)	1/16/28	3 month USD-	2.54441%—	$(177,333)
				LIBOR-BBA—	Semiannually
				Quarterly
10,174,500	175,266	(135)	1/16/28	3 month USD-	2.54989%—	(172,376)
				LIBOR-BBA—	Semiannually
				Quarterly
27,151,300	72,711 E	(102)	4/16/20	2.30%—	3 month USD-	72,609
				Semiannually	LIBOR-BBA—
					Quarterly
19,005,900	58,329 E	(72)	7/16/20	3 month USD-	2.37625%—	(58,401)
				LIBOR-BBA—	Semiannually
				Quarterly
3,864,000	63,118	(51)	1/16/28	3 month USD-	2.56%—	(62,004)
				LIBOR-BBA—	Semiannually
				Quarterly
55,215,000	124,399	(208)	1/16/20	2.2035%—	3 month USD-	115,744
				Semiannually	LIBOR-BBA—
					Quarterly
27,151,300	66,765 E	(102)	4/18/20	2.315%—	3 month USD-	66,663
				Semiannually	LIBOR-BBA—
					Quarterly
19,005,900	55,706 E	(72)	7/18/20	3 month USD-	2.38625%—	(55,778)
				LIBOR-BBA—	Semiannually
				Quarterly
28,237,000	109,955 E	(106)	1/18/21	2.47%—	3 month USD-	109,848
				Semiannually	LIBOR-BBA—
					Quarterly
8,688,000	26,516 E	(33)	7/18/20	3 month USD-	2.38%—	(26,549)
				LIBOR-BBA—	Semiannually
				Quarterly
38,101,000	77,383	(144)	1/18/20	2.21964%—	3 month USD-	72,394
				Semiannually	LIBOR-BBA—
					Quarterly
11,396,400	203,312	(151)	1/18/28	3 month USD-	2.54325%—	(200,682)
				LIBOR-BBA—	Semiannually
				Quarterly
11,396,400	198,947	(151)	1/18/28	3 month USD-	2.54758%—	(196,299)
				LIBOR-BBA—	Semiannually
				Quarterly
11,396,400	192,987	(151)	1/18/28	3 month USD-	2.5535%—	(190,315)
				LIBOR-BBA—	Semiannually
				Quarterly
11,396,400	193,990	(151)	1/18/28	3 month USD-	2.5525%—	(191,322)
				LIBOR-BBA—	Semiannually
				Quarterly
26,672,000	45,903	(101)	1/19/20	2.2365%—	3 month USD-	42,669
				Semiannually	LIBOR-BBA—
					Quarterly

Premier Income Trust 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$27,266,300	$428,517 E	$(386)	2/5/28	2.572%—	3 month USD-	$428,131
				Semiannually	LIBOR-BBA—
					Quarterly
8,917,000	135,012	(118)	1/19/28	2.574%—	3 month USD-	132,843
				Semiannually	LIBOR-BBA—
					Quarterly
5,790,000	84,337	(77)	1/19/28	2.5805%—	3 month USD-	82,916
				Semiannually	LIBOR-BBA—
					Quarterly
12,639,000	155,005	(168)	1/22/28	2.607%—	3 month USD-	152,725
				Semiannually	LIBOR-BBA—
					Quarterly
13,622,000	156,203	(181)	1/22/28	2.616%—	3 month USD-	153,716
				Semiannually	LIBOR-BBA—
					Quarterly
5,767,500	45,661	(76)	1/23/28	2.656%—	3 month USD-	44,696
				Semiannually	LIBOR-BBA—
					Quarterly
5,767,500	48,476	(76)	1/23/28	2.6505%—	3 month USD-	47,518
				Semiannually	LIBOR-BBA—
					Quarterly
10,521,000	64,683	(140)	1/23/28	2.67597%—	3 month USD-	62,876
				Semiannually	LIBOR-BBA—
					Quarterly
5,973,000	20,523	(79)	1/24/28	2.7065%—	3 month USD-	19,612
				Semiannually	LIBOR-BBA—
					Quarterly
126,730,000	790,162 E	(1,795)	2/26/28	3 month USD-	2.686%—	(791,956)
				LIBOR-BBA—	Semiannually
				Quarterly
3,228,000	21,192 E	(46)	2/27/28	2.6825%—	3 month USD-	21,146
				Semiannually	LIBOR-BBA—
					Quarterly
32,995,500	45,534	(124)	1/26/20	2.25885%—	3 month USD-	44,695
				Semiannually	LIBOR-BBA—
					Quarterly
32,995,500	43,884	(124)	1/26/20	2.26143%—	3 month USD-	43,033
				Semiannually	LIBOR-BBA—
					Quarterly
12,937,000	78,748	(172)	1/26/28	3 month USD-	2.677%—	(77,888)
				LIBOR-BBA—	Semiannually
				Quarterly
12,937,000	79,330	(172)	1/26/28	3 month USD-	2.6765%—	(78,471)
				LIBOR-BBA—	Semiannually
				Quarterly
569,000	533	(2)	1/29/20	2.2835%—	3 month USD-	542
				Semiannually	LIBOR-BBA—
					Quarterly

70 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$20,161,000	$99,837	$(267)	1/29/28	2.6895%—	3 month USD-	$99,515
				Semiannually	LIBOR-BBA—
					Quarterly
13,388,000	89,459	(178)	1/30/28	3 month USD-	2.67158%—	(89,957)
				LIBOR-BBA—	Semiannually
				Quarterly
49,589,000	23,604	(187)	1/30/20	2.30833%—	3 month USD-	25,105
				Semiannually	LIBOR-BBA—
					Quarterly
6,456,300	35,968 E	(91)	2/28/28	2.6925%—	3 month USD-	35,877
				Semiannually	LIBOR-BBA—
					Quarterly
27,694,300	21,380 E	(104)	4/30/20	2.41625%—	3 month USD-	21,276
				Semiannually	LIBOR-BBA—
					Quarterly
20,092,000	17,781 E	(76)	7/30/20	3 month USD-	2.502%—	(17,857)
				LIBOR-BBA—	Semiannually
				Quarterly
22,807,100	124,071	(302)	1/31/28	3 month USD-	2.685%—	(125,496)
				LIBOR-BBA—	Semiannually
				Quarterly
3,421,100	19,815 E	(48)	2/28/28	2.69%—	3 month USD-	19,767
				Semiannually	LIBOR-BBA—
					Quarterly
410,000	2,363	(5)	1/30/28	2.68193%—	3 month USD-	2,368
				Semiannually	LIBOR-BBA—
					Quarterly
5,733,000	3,967	(76)	1/31/28	2.7385%—	3 month USD-	4,173
				Semiannually	LIBOR-BBA—
					Quarterly
6,623,000	26,962	(88)	2/1/28	3 month USD-	2.7015%—	(27,050)
				LIBOR-BBA—	Semiannually
				Quarterly
4,988,900	3,462 E	(71)	2/22/28	2.747%—	3 month USD-	3,392
				Semiannually	LIBOR-BBA—
					Quarterly
13,887,000	28,691	(184)	2/2/28	2.7235%—	3 month USD-	28,506
				Semiannually	LIBOR-BBA—
					Quarterly
13,887,000	11,679	(184)	2/2/28	2.7373%—	3 month USD-	11,495
				Semiannually	LIBOR-BBA—
					Quarterly
13,887,000	9,582	(184)	2/2/28	2.739%—	3 month USD-	9,398
				Semiannually	LIBOR-BBA—
					Quarterly
13,730,300	2,801 E	(194)	3/2/28	2.76%—	3 month USD-	(2,995)
				Semiannually	LIBOR-BBA—
					Quarterly

Premier Income Trust 71

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$14,659,000	$9,382	$(194)	2/2/28	3 month USD-	2.754%—	$9,187
					LIBOR-BBA—	Semiannually
					Quarterly
	14,659,000	17,195	(194)	2/2/28	3 month USD-	2.76%—	17,001
					LIBOR-BBA—	Semiannually
					Quarterly
	19,202,000	44,126	(255)	2/2/28	3 month USD-	2.77268%—	43,872
					LIBOR-BBA—	Semiannually
					Quarterly
	19,202,000	7,412	(255)	2/2/28	3 month USD-	2.74243%—	(7,667)
					LIBOR-BBA—	Semiannually
					Quarterly
	19,202,000	2,151	(255)	2/2/28	3 month USD-	2.74804%—	1,896
					LIBOR-BBA—	Semiannually
					Quarterly
AUD	11,872,000	66,276	(37)	11/3/22	2.427%—	6 month AUD-	54,971
					Semiannually	BBR-BBSW—
						Semiannually
AUD	11,872,000	57,035	(37)	11/15/22	2.4525%—	6 month AUD-	46,917
					Semiannually	BBR-BBSW—
						Semiannually
AUD	93,321,000	855,228 E	(440,230)	3/21/23	2.40%—	6 month AUD-	414,997
					Semiannually	BBR-BBSW—
						Semiannually
AUD	32,000	575 E	(635)	3/21/28	2.75%—	6 month AUD-	(60)
					Semiannually	BBR-BBSW—
						Semiannually
BRL	20,713,797	181,548	(57)	1/2/23	Brazil Cetip	0.00%—At	178,723
					DI Interbank	maturity
					Deposit Rate—
					At maturity
BRL	9,376,696	435,419	(24)	1/2/23	0.00%—At	Brazil Cetip	(435,443)
					maturity	DI Interbank
						Deposit Rate—At
						maturity
BRL	10,385,863	245,916	(27)	1/2/23	Brazil Cetip	0.00%—At	244,676
					DI Interbank	maturity
					Deposit Rate—
					At maturity
BRL	39,759,436	329,582	(48)	1/2/19	0.00%—At	Brazil Cetip	(324,985)
					maturity	DI Interbank
						Deposit Rate—At
						maturity
BRL	10,522,963	108,919	(42)	1/2/23	0.00%—At	Brazil Cetip	(107,790)
					maturity	DI Interbank
						Deposit Rate—At
						maturity

72 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
BRL	17,500,724	$18,753	$(54)	1/4/21	Brazil Cetip	0.00%—At	$18,699
					DI Interbank	maturity
					Deposit Rate—
					At maturity
BRL	46,136,402	61,211	(2)	1/2/19	0.00%—At	Brazil Cetip	(56,727)
					maturity	DI Interbank
						Deposit Rate—At
						maturity
BRL	14,390,799	84,141	(49)	1/4/21	Brazil Cetip	0.00%—At	84,091
					DI Interbank	maturity
					Deposit Rate—
					At maturity
BRL	40,295,670	53,487	(49)	1/2/19	0.00%—At	Brazil Cetip	(50,037)
					maturity	DI Interbank
						Deposit Rate—At
						maturity
CAD	11,645,000	185,184	(37)	11/2/22	3 month CAD-	2.02%—	(171,529)
					BA-CDOR—	Semiannually
					Semiannually
CAD	11,645,000	172,488	(37)	11/14/22	3 month CAD-	2.0525%—	(159,804)
					BA-CDOR—	Semiannually
					Semiannually
CAD	42,914,000	657,701 E	(2,240)	3/21/23	3 month CAD-	2.10%—	(659,941)
					BA-CDOR—	Semiannually
					Semiannually
CAD	20,888,000	560,648 E	(333,965)	3/21/28	2.30%—	3 month CAD-	226,683
					Semiannually	BA-CDOR—
						Semiannually
CHF	21,046,000	995	(49)	9/29/19	—	0.528% plus 6	(9,047)
						month CHF-
						LIBOR-BBA—
						Semiannually
CHF	21,046,000	746	(49)	10/2/19	—	0.526% plus 6	(9,218)
						month CHF-
						LIBOR-BBA—
						Semiannually
CHF	43,846,000	7,113	(102)	10/6/19	—	0.53% plus 6	(12,400)
						month CHF-
						LIBOR-BBA—
						Semiannually
CHF	26,286,000	293,516 E	(144)	3/21/23	—	0.15% 6	293,372
						month CHF-
						LIBOR-BBA—
						Semiannually
CHF	5,876,000	149,825 E	140,218	3/21/28	6 month CHF-	0.25%—Annually	(9,607)
					LIBOR-BBA—
					Semiannually

Premier Income Trust 73

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CHF	43,938,000	$3,635	$(172)	1/25/20	—	0.455% 6	$(6,112)
						month CHF-
						LIBOR-BBA—
						Semiannually
EUR	8,503,000	3,262 E	(34)	2/18/20	—	0.124% plus	3,228
						1 Day Euribor
						rate—Annually
EUR	8,503,000	1,108 E	(34)	2/18/20	—	0.104% plus	1,075
						1 Day Euribor
						rate—Annually
EUR	27,544,000	183,126	(242)	5/4/22	0.21%—	6 month EUR-	110,856
					Annually	EURIBOR-
						REUTERS—
						Semiannually
EUR	7,933,000	21,649 E	(67)	10/27/27	1.61375%—	6 month EUR-	21,581
					Annually	EURIBOR-
						REUTERS—
						Semiannually
EUR	2,106,000	6,976 E	(45)	12/20/47	1.85%—	6 month EUR-	6,931
					Annually	EURIBOR-
						REUTERS—
						Semiannually
EUR	2,883,000	2,599 E	(61)	12/20/67	6 month	1.41%—Annually	2,538
					EUR-EURIBOR-
					REUTERS—
					Semiannually
EUR	149,000	2,424 E	2,412	3/21/23	6 month	0.25%—Annually	(12)
					EUR-EURIBOR-
					REUTERS—
					Semiannually
EUR	62,560,000	1,857,355 E	(93,450)	3/21/28	6 month	0.85%—Annually	(1,950,806)
					EUR-EURIBOR-
					REUTERS—
					Semiannually
EUR	14,264,000	78,223	(140)	1/24/23	6 month	0.378%—	(75,976)
					EUR-EURIBOR-	Annually
					REUTERS—
					Semiannually
EUR	3,664,000	38,949	(59)	1/24/28	0.976%—	6 month EUR-	37,748
					Annually	EURIBOR-
						REUTERS—
						Semiannually
EUR	17,710,000	3,958	(81)	1/24/20	—	0.14% 6 month	3,123
						EUR-EURIBOR-
						REUTERS—
						Semiannually
EUR	17,815,000	1,416	(84)	1/30/20	—	0.1249% 6 month	(1,763)
						EUR-EURIBOR-
						REUTERS—
						Semiannually

74 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	14,334,000	$24,167	$(144)	1/30/23	6 month	0.4419%—	$(23,820)
					EUR-EURIBOR-	Annually
					REUTERS—
					Semiannually
EUR	3,673,000	29,596	(61)	1/30/28	0.9987%—	6 month EUR-	29,339
					Annually	EURIBOR-
						REUTERS—
						Semiannually
GBP	3,856,000	14,213 E	(72)	1/19/32	1.912%—	6 month GBP-	(14,285)
					Semiannually	LIBOR-BBA—
						Semiannually
GBP	17,538,000	39,294	(54)	9/15/19	6 month GBP-	0.766%—	(12,934)
					LIBOR-BBA—	Semiannually
					Semiannually
GBP	3,508,000	16,850 E	(43)	9/22/32	1.863%—	6 month GBP-	16,807
					Semiannually	LIBOR-BBA—
						Semiannually
GBP	17,538,000	31,948	21,775	12/20/19	6 month GBP-	0.85%—	(2,319)
					LIBOR-BBA—	Semiannually
					Semiannually
GBP	15,277,000	265,238 E	35,337	3/21/23	1.10%—	6 month GBP-	300,575
					Semiannually	LIBOR-BBA—
						Semiannually
GBP	7,236,000	240,515 E	70,310	3/21/28	1.35%—	6 month GBP-	310,824
					Semiannually	LIBOR-BBA—
						Semiannually
INR	141,940,000	7,610	—	12/22/22	6.715%—	INR-FBIL-	(11,146)
					Semiannually	MIBOR-OIS-
						Compound—
						Semiannually
JPY	794,000,000	17,724	(28)	12/19/22	6 month JPY-	0.09%—	(17,144)
					LIBOR-BBA—	Semiannually
					Semiannually
JPY	398,000,000	21,335	(26)	12/19/27	0.29%—	6 month JPY-	20,144
					Semiannually	LIBOR-BBA—
						Semiannually
JPY	794,000,000	3,004	(58)	1/15/23	6 month JPY-	0.135%—	(2,696)
					LIBOR-BBA—	Semiannually
					Semiannually
JPY	398,000,000	4,123	(47)	1/15/28	0.365%—	6 month JPY-	(4,741)
					Semiannually	LIBOR-BBA—
						Semiannually
KRW	1,134,940,000	23,393	(15)	12/13/27	2.1725%—	3 month KRW-	22,635
					Quarterly	CD-KSDA-
						BLOOMBERG—
						Quarterly
MXN	84,723,000	463,133	—	1/1/26	1 month	6.16%—28 Days	(467,005)
					MXN-TIIE-
					BANXICO—28
					Days

Premier Income Trust 75

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
MXN	90,430,000	$277,921	$—	10/6/21	1 month	5.93%—28 Days	$(278,153)
					MXN-TIIE-
					BANXICO—28
					Days
MXN	21,470,000	17,119	(14)	12/24/26	8.12%—28 Days	1 month	(17,571)
						MXN-TIIE-
						BANXICO—28
						Days
MXN	25,900,000	27,874	(17)	1/7/27	8.20%—28 Days	1 month	(28,197)
						MXN-TIIE-
						BANXICO—28
						Days
NOK	300,334,000	743,813 E	(186,091)	3/21/23	1.40%—	6 month NOK-	557,727
					Annually	NIBOR-NIBR—
						Semiannually
NOK	55,628,000	194,675 E	(10,757)	3/21/28	6 month NOK-	1.90%—Annually	(205,432)
					NIBOR-NIBR—
					Semiannually
NZD	25,500,000	131,151 E	(118,217)	3/21/28	3 month NZD-	3.20%—	(249,368)
					BBR-FRA—	Semiannually
					Quarterly
NZD	18,348,000	41,268 E	(4,514)	3/21/23	2.70%—	3 month NZD-	36,754
					Semiannually	BBR-FRA—
						Quarterly
SEK	178,598,000	34,519	(48)	11/10/19	—	0.245% 3 month	20,106
						SEK-STIBOR-
						SIDE—Quarterly
SEK	36,591,000	103,673	(31)	11/10/27	3 month SEK-	1.125%—	(87,108)
					STIBOR-SIDE—	Annually
					Quarterly
SEK	178,598,000	34,927	(48)	11/10/19	—	0.246% 3 month	20,563
						SEK-STIBOR-
						SIDE—Quarterly
SEK	36,591,000	101,513	(31)	11/10/27	3 month SEK-	1.13%—Annually	(84,899)
					STIBOR-SIDE—
					Quarterly
SEK	178,598,000	25,566	(48)	11/13/19	—	0.2225% 3	10,601
						month SEK-
						STIBOR-SIDE—
						Quarterly
SEK	36,591,000	89,203	(31)	11/13/27	3 month SEK-	1.16%—Annually	(72,906)
					STIBOR-SIDE—
					Quarterly
SEK	36,591,000	90,285	(31)	11/13/27	3 month SEK-	1.1575%—	(74,012)
					STIBOR-SIDE—	Annually
					Quarterly

76 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
SEK	178,598,000	$28,603	$(48)	11/13/19	—	0.23% 3 month	$13,990
						SEK-STIBOR-
						SIDE—Quarterly
SEK	173,985,000	345,082 E	(279,952)	3/21/23	0.40%—	3 month SEK-	65,131
					Annually	STIBOR-SIDE—
						Quarterly
SEK	102,952,000	344,097 E	37,345	3/21/28	3 month SEK-	1.15%—Annually	(306,752)
					STIBOR-SIDE—
					Quarterly
SEK	36,624,000	23,745	(60)	1/24/28	3 month SEK-	1.3325%—	(22,064)
					STIBOR-SIDE—	Annually
					Quarterly
SEK	141,157,000	41,398	(141)	1/24/23	0.6075%—	3 month SEK-	37,059
					Annually	STIBOR-SIDE—
						Quarterly
SEK	174,483,000	4,805	(81)	1/24/20	0.0925% 3	—	6,911
					month SEK-
					STIBOR-SIDE—
					Quarterly
SEK	171,857,000	6,347	(82)	1/30/20	0.085% 3 month	—	6,851
					SEK-STIBOR-
					SIDE—Quarterly
SEK	139,150,000	10,136	(143)	1/30/23	0.66875%—	3 month SEK-	(11,123)
					Annually	STIBOR-SIDE—
						Quarterly
SEK	36,240,000	4,443	(61)	1/30/28	3 month SEK-	1.3775%—	(4,193)
					STIBOR-SIDE—	Annually
					Quarterly
ZAR	91,635,000	74,097	(15)	10/31/20	3 month ZAR-	7.48%—	74,173
					JIBAR-SAFEX—	Quarterly
					Quarterly
ZAR	35,250,000	77,691	(18)	10/31/27	8.365%—	3 month ZAR-	(77,815)
					Quarterly	JIBAR-SAFEX—
						Quarterly
ZAR	76,590,000	12,368	(40)	1/25/21	3 month ZAR-	7.06%—	(12,499)
					JIBAR-SAFEX—	Quarterly
					Quarterly
ZAR	29,335,000	14,021	(33)	1/25/28	7.92%—	3 month ZAR-	13,616
					Quarterly	JIBAR-SAFEX—
						Quarterly
Total			$(4,507,058)				$7,127,632

E Extended effective date.

Premier Income Trust 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$140,903	$145,654	$—	1/12/42	4.00% (1 month	Synthetic TRS	$5,940
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
226,423	224,397	—	1/12/40	4.00% (1 month	Synthetic MBX	(1,765)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
119,492	120,176	—	1/12/39	6.00% (1 month	Synthetic TRS	2,123
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
159,950	158,519	—	1/12/40	4.00% (1 month	Synthetic MBX	(1,247)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
16,823	16,804	—	1/12/38	6.50% (1 month	Synthetic TRS	181
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
288,213	285,561	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(2,201)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools—
Monthly
1,335,393	1,323,445	—	1/12/40	4.00% (1 month	Synthetic MBX	(10,410)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
1,071,740	1,065,938	—	1/12/40	4.50% (1 month	Synthetic MBX	(4,344)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
653,503	651,429	—	1/12/39	(6.00%) 1 month	Synthetic MBX	811
				USD-LIBOR—	Index 6.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
184,853	188,098	—	1/12/41	5.00% (1 month	Synthetic TRS Index	5,194
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools—
Monthly
111,278	113,232	—	1/12/41	5.00% (1 month	Synthetic TRS Index	3,126
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools—
Monthly
141,120	143,598	—	1/12/41	5.00% (1 month	Synthetic TRS Index	3,965
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools—
Monthly

78 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$249,042	$248,751	$—	1/12/38	6.50% (1 month	Synthetic TRS	$2,683
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
35,737	35,695	—	1/12/38	6.50% (1 month	Synthetic TRS	385
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
514,536	527,783	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(18,690)
				USD-LIBOR—	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
203,970	208,255	—	1/12/43	3.50% (1 month	Synthetic TRS	5,917
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
716,479	733,966	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(23,819)
				USD-LIBOR—	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
2,120,685	2,110,595	—	1/12/40	5.00% (1 month	Synthetic MBX	(6,757)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
18,045,405	17,959,648	—	1/12/41	5.00% (1 month	Synthetic MBX	(57,445)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
11,122,462	11,098,472	—	1/12/38	(6.50%) 1 month	Synthetic MBX	671
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
Citibank, N.A.
1,062,122	1,057,075	—	1/12/41	5.00% (1 month	Synthetic MBX	(3,381)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
2,416,660	2,405,176	—	1/12/41	5.00% (1 month	Synthetic MBX	(7,693)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
369,145	367,391	—	1/12/41	5.00% (1 month	Synthetic MBX	(1,175)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly

Premier Income Trust 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International
$805,553	$801,725	$—	1/12/41	5.00% (1 month	Synthetic MBX	$(2,564)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
818,072	816,307	—	1/12/38	(6.50%) 1 month	Synthetic MBX	49
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
295,025	300,204	—	1/12/41	5.00% (1 month	Synthetic TRS Index	8,289
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools—
Monthly
315,014	323,124	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(11,443)
				USD-LIBOR—	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
345,749	354,651	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(12,559)
				USD-LIBOR—	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
315,060	320,591	—	1/12/41	5.00% (1 month	Synthetic MBX Index	8,852
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools—
Monthly
184,126	188,621	—	1/12/41	4.00% (1 month	Synthetic TRS	6,121
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
14,757	15,117	—	1/12/41	4.00% (1 month	Synthetic TRS	491
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
14,374	14,749	—	1/12/44	3.50% (1 month	Synthetic TRS	489
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
126,123	129,412	—	1/12/44	3.50% (1 month	Synthetic TRS	4,292
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
240,084	245,127	—	1/12/43	3.50% (1 month	Synthetic TRS	6,965
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
66,160	67,550	—	1/12/43	3.50% (1 month	Synthetic TRS	1,919
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly

80 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$37,847	$38,642	$—	1/12/43	3.50% (1 month	Synthetic TRS	$1,098
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
1,021,344	1,070,083	—	1/12/45	4.00% (1 month	Synthetic TRS	57,686
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
366,246	383,724	—	1/12/45	4.00% (1 month	Synthetic TRS	20,686
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
359,194	374,261	—	1/12/45	3.50% (1 month	Synthetic TRS	17,938
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
641,352	657,006	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(21,321)
				USD-LIBOR—	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
Deutsche Bank AG
818,072	816,307	—	1/12/38	(6.50%) 1 month	Synthetic MBX	49
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
Goldman Sachs International
174,386	175,385	—	1/12/39	6.00% (1 month	Synthetic TRS	3,098
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
78,349	78,257	—	1/12/38	6.50% (1 month	Synthetic TRS	844
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
349,603	361,392	—	1/12/42	4.00% (1 month	Synthetic TRS	14,739
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
349,603	361,392	—	1/12/42	4.00% (1 month	Synthetic TRS	14,739
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
518,167	517,049	—	1/12/38	(6.50%) 1 month	Synthetic MBX	31
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly

Premier Income Trust 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$194,660	$194,240	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$12
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
83,719	84,198	—	1/12/39	6.00% (1 month	Synthetic TRS	1,487
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
12,591	12,663	—	1/12/39	6.00% (1 month	Synthetic TRS	224
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
205,546	208,393	—	1/12/40	4.00% (1 month	Synthetic TRS	4,693
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
84,229	84,712	—	1/12/39	6.00% (1 month	Synthetic TRS	1,496
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
168,450	169,415	—	1/12/39	6.00% (1 month	Synthetic TRS	2,993
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
5,636	5,630	—	1/12/38	6.50% (1 month	Synthetic TRS	61
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
365,269	364,481	—	1/12/38	(6.50%) 1 month	Synthetic MBX	22
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
709,882	708,351	—	1/12/38	(6.50%) 1 month	Synthetic MBX	43
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
438,282	437,337	—	1/12/38	(6.50%) 1 month	Synthetic MBX	26
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
33,582	33,509	—	1/12/38	(6.50%) 1 month	Synthetic MBX	2
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
89,579	89,386	—	1/12/38	(6.50%) 1 month	Synthetic MBX	5
				USD-LIBOR—	Index 6.50% 30 year
				Monthly	Fannie Mae pools—
Monthly

82 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$795,752	$822,587	$—	1/12/42	4.00% (1 month	Synthetic TRS	$33,548
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
688,653	711,877	—	1/12/42	4.00% (1 month	Synthetic TRS	29,033
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
493,175	505,872	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(17,914)
				USD-LIBOR—	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
609,516	625,413	—	1/12/44	3.50% (1 month	Synthetic TRS	20,740
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
482,814	495,406	—	1/12/44	3.50% (1 month	Synthetic TRS	16,429
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
254,796	261,441	—	1/12/44	3.50% (1 month	Synthetic TRS	8,670
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
363,434	380,777	—	1/12/45	4.00% (1 month	Synthetic TRS	20,527
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
411,022	419,656	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(11,924)
				USD-LIBOR—	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
Monthly
1,273,112	1,333,866	—	1/12/45	4.00% (1 month	Synthetic TRS	71,907
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
441,590	447,904	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(9,696)
				USD-LIBOR—	Index 3.00% 30 year
				Monthly	Fannie Mae pools—
Monthly
1,131,158	1,158,767	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(37,604)
				USD-LIBOR—	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
Monthly

Premier Income Trust 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A.
$990,680	$1,014,860	$—	1/12/41	4.00% (1 month	Synthetic TRS	$32,934
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
					Monthly
574,802	588,832	—	1/12/41	4.00% (1 month	Synthetic TRS	19,109
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
					Monthly
191,074	195,737	—	1/12/41	4.00% (1 month	Synthetic TRS	6,352
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
					Monthly
533,550	546,573	—	1/12/41	4.00% (1 month	Synthetic TRS	17,737
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
					Monthly
493,175	505,872	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(17,914)
				USD-LIBOR—	Index 5.00% 30 year
				Monthly	Fannie Mae pools—
					Monthly
JPMorgan Securities LLC
601,902	631,914	—	1/12/44	4.00% (1 month	Synthetic TRS	35,126
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
					Monthly
137,040	139,918	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(3,976)
				USD-LIBOR—	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
					Monthly
2,324,512	2,402,903	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(97,999)
				USD-LIBOR—	Index 4.00% 30 year
				Monthly	Fannie Mae pools—
					Monthly
682,324	694,302	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(19,171)
				USD-LIBOR—	5.00% 30 year Ginnie
				Monthly	Mae II pools—
					Monthly
1,487,623	1,526,421	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(50,619)
				USD-LIBOR—	Index 3.50% 30 year
				Monthly	Fannie Mae pools—
					Monthly
Upfront premium received		—		Unrealized appreciation		522,547
Upfront premium (paid)		—		Unrealized (depreciation)		(453,631)
Total		$—		Total		$68,916

84 Premier Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	17,671,000	$288,898	$—	7/15/27	(1.40%) —At	Eurostat Eurozone	$288,898
					maturity	HICP excluding
						tobacco—At
						maturity
EUR	17,671,000	476,108	—	7/15/37	1.71%—At	Eurostat Eurozone	(476,108)
					maturity	HICP excluding
						tobacco—At
						maturity
EUR	6,627,000	107,882	(86)	8/15/27	(1.42%) —At	Eurostat Eurozone	107,796
					maturity	HICP excluding
						tobacco—At
						maturity
EUR	6,627,000	197,705	(160)	8/15/37	1.71%—At	Eurostat Eurozone	(197,865)
					maturity	HICP excluding
						tobacco—At
						maturity
EUR	11,045,000	169,067	(142)	8/15/27	(1.4275%) —At	Eurostat Eurozone	168,924
					maturity	HICP excluding
						tobacco—At
						maturity
EUR	11,045,000	318,757	(267)	8/15/37	1.7138%—At	Eurostat Eurozone	(319,023)
					maturity	HICP excluding
						tobacco—At
						maturity
EUR	8,836,000	121,782	(114)	9/15/27	(1.4475%) —At	Eurostat Eurozone	121,668
					maturity	HICP excluding
						tobacco—At
						maturity
EUR	8,836,000	218,792	(212)	9/15/37	1.735%—At	Eurostat Eurozone	(219,004)
					maturity	HICP excluding
						tobacco—At
						maturity
	$7,142,000	104,330	—	7/3/22	(1.9225%) —At	USA Non Revised	104,330
					maturity	Consumer Price
						Index- Urban
						(CPI-U) —At maturity
	7,142,000	158,745	—	7/3/27	2.085%—At	USA Non Revised	(158,745)
					maturity	Consumer Price
						Index- Urban
						(CPI-U) —At maturity
	8,217,000	134,011	—	7/5/22	(1.89%) —At	USA Non Revised	134,011
					maturity	Consumer Price
						Index- Urban
						(CPI-U) —At maturity
	8,217,000	211,251	—	7/5/27	2.05%—At	USA Non Revised	(211,251)
					maturity	Consumer Price
						Index- Urban
						(CPI-U) —At maturity

Premier Income Trust 85

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
7,952,000	$59,393	$(49)	12/21/22	(2.068%)—At	USA Non Revised	$59,345
				maturity	Consumer Price
					Index- Urban
					(CPI-U) —At maturity
7,952,000	100,100	(86)	12/21/27	2.1939%—At	USA Non Revised	(100,186)
				maturity	Consumer Price
					Index- Urban
					(CPI-U) —At maturity
7,952,000	63,234	(49)	12/6/22	(2.05%) —At	USA Non Revised	63,186
				maturity	Consumer Price
					Index- Urban
					(CPI-U) —At maturity
7,952,000	99,384	(86)	12/6/27	2.19%—At	USA Non Revised	(99,470)
				maturity	Consumer Price
					Index- Urban
					(CPI-U) —At maturity
Total		$(1,251)				$(733,494)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 1/31/18 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$9,980	$146,000	$21,652	5/11/63	300 bp—	$(11,587)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,586	325,000	48,198	5/11/63	300 bp—	(28,422)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	40,127	650,000	96,395	5/11/63	300 bp—	(55,888)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,247	671,000	99,509	5/11/63	300 bp—	(60,871)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA BBB–.6	BBB–/P	1,141	8,000	1,186	5/11/63	300 bp—	(41)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	40,886	288,000	42,710	5/11/63	300 bp—	(1,656)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	49,325	291,000	43,155	5/11/63	300 bp—	6,339
Index						Monthly
CMBX NA BBB–.6	BBB–/P	64,272	473,000	70,146	5/11/63	300 bp—	(5,598)
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BBB–/P	58,297	376,000	55,761	5/11/63	300 bp—	2,756
Index						Monthly
CMBX NA BBB–.6	BBB–/P	81,330	582,000	86,311	5/11/63	300 bp—	(4,641)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,335	585,000	86,756	5/11/63	300 bp—	(1,079)
Index						Monthly

86 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 1/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$170,816	$1,171,000	$173,659	5/11/63	300 bp—	$(2,160)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	35,881	212,000	31,440	5/11/63	300 bp—	4,565
Index						Monthly
CMBX NA BBB–.6	BBB–/P	142,278	943,000	139,847	5/11/63	300 bp—	2,982
Index						Monthly
CMBX NA BBB–.6	BBB–/P	124,926	1,090,000	161,647	5/11/63	300 bp—	(36,085)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	151,088	1,317,000	195,311	5/11/63	300 bp—	(43,455)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	143,661	1,359,000	201,540	5/11/63	300 bp—	(57,086)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	185,042	1,710,000	253,593	5/11/63	300 bp—	(67,554)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	355,922	2,359,000	349,840	5/11/63	300 bp—	7,459
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,152,392	10,778,000	1,598,377	5/11/63	300 bp—	(439,698)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	27,745	351,000	36,539	1/17/47	300 bp—	(8,590)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	143,170	2,180,000	226,938	1/17/47	300 bp—	(82,496)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	1,652,884	22,362,000	2,327,884	1/17/47	300 bp—	(661,955)
Index						Monthly
Goldman Sachs International
CMBX NA BBB–.6	BBB–/P	32,998	213,000	31,588	5/11/63	300 bp—	1,534
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,848	206,000	30,550	5/11/63	300 bp—	(12,581)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,541	223,000	33,071	5/11/63	300 bp—	(8,400)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,962	227,000	33,664	5/11/63	300 bp—	(15,570)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,421	245,000	36,334	5/11/63	300 bp—	(8,770)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,979	296,000	43,897	5/11/63	300 bp—	(18,745)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,232	389,000	57,689	5/11/63	300 bp—	770
Index						Monthly
CMBX NA BBB–.6	BBB–/P	57,641	392,000	58,134	5/11/63	300 bp—	(264)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,904	403,000	59,765	5/11/63	300 bp—	(14,626)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,559	417,000	61,841	5/11/63	300 bp—	(27,038)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	45,228	418,000	61,989	5/11/63	300 bp—	(16,517)
Index						Monthly

Premier Income Trust 87

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 1/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$45,403	$418,000	$61,989	5/11/63	300 bp—	$(16,342)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	69,992	421,000	62,434	5/11/63	300 bp—	7,803
Index						Monthly
CMBX NA BBB–.6	BBB–/P	37,046	439,000	65,104	5/11/63	300 bp—	(27,801)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	30,861	453,000	67,180	5/11/63	300 bp—	(36,054)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,553	462,000	68,515	5/11/63	300 bp—	(16,692)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,553	462,000	68,515	5/11/63	300 bp—	(16,692)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	73,722	531,000	78,747	5/11/63	300 bp—	(4,716)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	48,875	566,000	83,938	5/11/63	300 bp—	(34,733)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,808	576,000	85,421	5/11/63	300 bp—	1,724
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,646	638,000	94,615	5/11/63	300 bp—	(62,597)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,103	638,000	94,615	5/11/63	300 bp—	(63,141)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,009	652,000	96,692	5/11/63	300 bp—	(62,302)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	84,497	694,000	102,920	5/11/63	300 bp—	(18,019)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	76,544	707,000	104,848	5/11/63	300 bp—	(27,892)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	69,759	928,000	137,622	5/11/63	300 bp—	(67,322)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	134,739	961,000	142,516	5/11/63	300 bp—	(7,217)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	124,015	1,131,000	167,727	5/11/63	300 bp—	(43,052)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	124,607	1,193,000	176,922	5/11/63	300 bp—	(51,619)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	155,880	1,414,000	209,696	5/11/63	300 bp—	(52,991)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	184,707	1,551,000	230,013	5/11/63	300 bp—	(44,402)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	93,617	1,935,000	286,961	5/11/63	300 bp—	(192,215)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	104,272	1,496,000	155,734	1/17/47	300 bp—	(50,589)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	260,919	3,530,000	367,473	1/17/47	300 bp—	(104,494)
Index						Monthly

88 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 1/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC
CMBX NA BBB–.6	BBB–/P	$85,236	$585,000	$86,756	5/11/63	300 bp—	$(1,178)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	173,296	1,168,000	173,214	5/11/63	300 bp—	763
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,312	46,000	6,822	5/11/63	300 bp—	517
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,279	46,000	6,822	5/11/63	300 bp—	485
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,477	92,000	13,644	5/11/63	300 bp—	887
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,040	132,000	19,576	5/11/63	300 bp—	(4,458)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,772	139,000	20,614	5/11/63	300 bp—	239
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,031	323,000	47,901	5/11/63	300 bp—	(11,682)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,027	329,000	48,791	5/11/63	300 bp—	(12,572)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,890	379,000	56,206	5/11/63	300 bp—	2,905
Index						Monthly
CMBX NA BBB–.6	BBB–/P	56,672	432,000	64,066	5/11/63	300 bp—	(7,141)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,915	456,000	67,625	5/11/63	300 bp—	(8,443)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	60,399	464,000	68,811	5/11/63	300 bp—	(8,142)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	82,311	484,000	71,777	5/11/63	300 bp—	10,816
Index						Monthly
CMBX NA BBB–.6	BBB–/P	82,992	484,000	71,777	5/11/63	300 bp—	11,497
Index						Monthly
CMBX NA BBB–.6	BBB–/P	81,912	555,000	82,307	5/11/63	300 bp—	(70)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,979	646,000	95,802	5/11/63	300 bp—	(23,446)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,792	646,000	95,802	5/11/63	300 bp—	(23,633)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	79,783	703,000	104,255	5/11/63	300 bp—	(24,062)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	78,962	704,000	104,403	5/11/63	300 bp—	(25,031)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	77,653	707,000	104,848	5/11/63	300 bp—	(26,782)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	102,206	725,000	107,518	5/11/63	300 bp—	(4,888)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	120,499	757,000	112,263	5/11/63	300 bp—	8,678
Index						Monthly

Premier Income Trust 89

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 1/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$98,087	$830,000	$123,089	5/11/63	300 bp—	$(24,518)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	99,018	892,000	132,284	5/11/63	300 bp—	(32,745)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	121,754	927,000	137,474	5/11/63	300 bp—	(15,179)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	156,038	1,029,000	152,601	5/11/63	300 bp—	4,037
Index						Monthly
CMBX NA BBB–.6	BBB–/P	110,130	1,047,000	155,270	5/11/63	300 bp—	(44,530)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	116,769	1,061,000	157,346	5/11/63	300 bp—	(39,958)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	125,112	1,193,000	176,922	5/11/63	300 bp—	(51,114)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	142,215	1,291,000	191,455	5/11/63	300 bp—	(48,487)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	195,139	1,768,000	262,194	5/11/63	300 bp—	(66,024)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	188,751	1,794,000	266,050	5/11/63	300 bp—	(76,253)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	265,627	1,917,000	284,291	5/11/63	300 bp—	(17,545)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	312,079	2,063,000	305,943	5/11/63	300 bp—	7,340
Index						Monthly
CMBX NA BBB–.6	BBB–/P	525,740	5,013,000	743,428	5/11/63	300 bp—	(214,764)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	563,900	5,381,000	798,002	5/11/63	300 bp—	(230,963)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,490,827	8,474,000	1,256,694	5/11/63	300 bp—	239,076
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,313,735	10,970,000	1,626,851	5/11/63	300 bp—	(306,717)
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BBB–/P	33,659	230,000	34,109	5/11/63	300 bp—	(412)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	32,411	230,000	34,109	5/11/63	300 bp—	(1,564)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,440	584,000	86,607	5/11/63	300 bp—	173
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,313	584,000	86,607	5/11/63	300 bp—	46
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,231	585,000	86,756	5/11/63	300 bp—	(1,183)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	172,880	1,168,000	173,214	5/11/63	300 bp—	347
Index						Monthly

90 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION SOLD at 1/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$173,042	$1,168,000	$173,214	5/11/63	300 bp—	$509
Index						Monthly
CMBX NA BBB–.6	BBB–/P	171,233	1,171,000	173,659	5/11/63	300 bp—	(1,743)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	212,053	1,533,000	227,344	5/11/63	300 bp—	(14,397)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	258,148	1,753,000	259,970	5/11/63	300 bp—	(800)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	255,855	1,756,000	260,415	5/11/63	300 bp—	(3,536)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	344,982	2,337,000	346,577	5/11/63	300 bp—	(234)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	49,325	291,000	43,155	5/11/63	300 bp—	6,339
Index						Monthly
Upfront premium received		16,433,699		Unrealized appreciation			330,586
Upfront premium (paid)		—		Unrealized (depreciation)			(4,066,449)
Total		$16,433,699		Total			$(3,735,863)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at January 31, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 1/31/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(42,091)	$268,000	$49,044	1/17/47	(500 bp)—	$6,692
					Monthly
CMBX NA BB.7 Index	(43,761)	268,000	49,044	1/17/47	(500 bp)—	5,022
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(63,083)	3,574,000	860,619	5/11/63	(500 bp)—	794,062
					Monthly
CMBX NA BB.7 Index	(507,935)	3,088,000	565,104	1/17/47	(500 bp)—	54,166
					Monthly
CMBX NA BB.7 Index	(99,427)	539,000	98,637	1/17/47	(500 bp)—	(1,314)
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(182,706)	1,786,000	430,069	5/11/63	(500 bp)—	245,330
					Monthly
CMBX NA BB.7 Index	(71,729)	474,000	86,742	1/17/47	(500 bp)—	14,552
					Monthly

Premier Income Trust 91

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 1/31/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.6 Index	$(19,578)	$134,000	$32,267	5/11/63	(500 bp)—	$12,559
					Monthly
CMBX NA BB.7 Index	(135,933)	804,000	147,132	1/17/47	(500 bp)—	10,418
					Monthly
CMBX NA BB.7 Index	(84,052)	513,000	93,879	1/17/47	(500 bp)—	9,329
					Monthly
CMBX NA BB.7 Index	(57,666)	284,000	51,972	1/17/47	(500 bp)—	(5,970)
					Monthly
CMBX NA BB.7 Index	(31,765)	174,000	31,842	1/17/47	(500 bp)—	(92)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.6 Index	(84,642)	602,000	144,962	5/11/63	(500 bp)—	59,734
					Monthly
CMBX NA BB.6 Index	(80,830)	562,000	135,330	5/11/63	(500 bp)—	53,953
					Monthly
CMBX NA BB.6 Index	(64,085)	442,000	106,434	5/11/63	(500 bp)—	41,919
					Monthly
CMBX NA BB.6 Index	(133)	1,000	241	5/11/63	(500 bp)—	107
					Monthly
CMBX NA BB.7 Index	(216,992)	1,389,000	254,187	1/17/47	(500 bp)—	35,845
					Monthly
CMBX NA BB.7 Index	(153,231)	932,000	170,556	1/17/47	(500 bp)—	16,419
					Monthly
CMBX NA BB.7 Index	(146,528)	917,000	167,811	1/17/47	(500 bp)—	20,392
					Monthly
CMBX NA BB.7 Index	(117,583)	724,000	132,492	1/17/47	(500 bp)—	14,205
					Monthly
CMBX NA BB.7 Index	(84,373)	539,000	98,637	1/17/47	(500 bp)—	13,740
					Monthly
CMBX NA BB.7 Index	(55,615)	309,000	56,547	1/17/47	(500 bp)—	632
					Monthly
CMBX NA BB.7 Index	(42,091)	268,000	49,044	1/17/47	(500 bp)—	6,692
					Monthly
CMBX NA BB.7 Index	(34,479)	227,000	41,541	1/17/47	(500 bp)—	6,842
					Monthly
CMBX NA BB.7 Index	(32,108)	174,000	31,842	1/17/47	(500 bp)—	(435)
					Monthly
CMBX NA BBB–.7 Index	(123,050)	1,336,000	139,078	1/17/47	(300 bp) —	15,248
					Monthly
CMBX NA BBB–.7 Index	(93,842)	1,128,000	117,425	1/17/47	(300 bp) —	22,925
					Monthly
CMBX NA BBB–.7 Index	(80,904)	725,000	75,473	1/17/47	(300 bp) —	(5,854)
					Monthly

92 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED at 1/31/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.7 Index	$(39,631)	$501,000	$52,154	1/17/47	(300 bp) —	$12,231
					Monthly
CMBX NA BBB–.7 Index	(39,703)	379,000	39,454	1/17/47	(300 bp) —	(470)
					Monthly
CMBX NA BBB–.7 Index	(15,493)	288,000	29,981	1/17/47	(300 bp) —	14,319
					Monthly
Merrill Lynch International
CMBX NA BB.7 Index	(55,108)	304,000	55,632	1/17/47	(500 bp)—	524
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(156,197)	1,533,000	159,585	1/17/47	(300 bp) —	2,494
					Monthly
CMBX NA BB.7 Index	(57,259)	306,000	55,998	1/17/47	(500 bp)—	(1,561)
					Monthly
Upfront premium received	—		Unrealized appreciation			1,490,351
Upfront premium (paid)	(3,113,603)		Unrealized (depreciation)			(15,696)
Total	$(3,113,603)		Total			$1,474,655

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING—PROTECTION PURCHASED
at 1/31/18 (Unaudited)

	Upfront
	premium			Termi-	Payments
Referenced	received	Notional		nation	(paid)	Unrealized
debt*	(paid)**	amount	Value	date	by fund	depreciation
NA HY Series 29	$1,245,669	$16,720,000	$1,399,046	12/20/22	(500 bp)—	$(253,233)
Index					Quarterly
Total	$1,245,669					$(253,233)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Premier Income Trust 93

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$125,383	$—	$4,648
Energy	345,010	21,337	13,689
Technology	982,696	—	—
Transportation	—	13,120	—
Utilities and power	—	16,858	—
Total common stocks	1,453,089	51,315	18,337

Convertible bonds and notes	—	6,418,752	—
Convertible preferred stocks	—	33,124	—
Corporate bonds and notes	—	198,375,348	5
Foreign government and agency bonds and notes	—	65,810,154	—
Mortgage-backed securities	—	264,565,708	—
Preferred stocks	423,215	—	—
Purchased options outstanding	—	2,632,263	—
Purchased swap options outstanding	—	17,591,835	—
Senior loans	—	9,388,300	—
U.S. government and agency mortgage obligations	—	331,490,708	—
U.S. treasury obligations	—	190,108	—
Warrants	5,386	—	—
Short-term investments	27,902,917	60,637,532	—
Totals by level	$29,784,607	$957,185,147	$18,342

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,351,789)	$—
Futures contracts	75,202	—	—
Written options outstanding	—	(4,363,494)	—
Written swap options outstanding	—	(21,877,532)	—
Forward premium swap option contracts	—	(20,725)	—
TBA sale commitments	—	(290,034,333)	—
Interest rate swap contracts	—	11,630,871	—
Total return swap contracts	—	(663,327)	—
Credit default contracts	—	(17,080,206)	—
Totals by level	$75,202	$(323,760,535)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

94 Premier Income Trust

Statement of assets and liabilities 1/31/18 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $950,448,774)	$959,085,179
Affiliated issuers (identified cost $27,902,917) (Notes 1 and 5)	27,902,917
Foreign currency (cost $68,478) (Note 1)	68,375
Dividends, interest and other receivables	7,690,573
Receivable for investments sold	8,240,154
Receivable for sales of delayed delivery securities (Note 1)	196,076,685
Receivable for variation margin on futures contracts (Note 1)	11,754
Receivable for variation margin on centrally cleared swap contracts (Note 1)	4,711,549
Unrealized appreciation on forward premium swap option contracts (Note 1)	2,920,776
Unrealized appreciation on forward currency contracts (Note 1)	5,208,043
Unrealized appreciation on OTC swap contracts (Note 1)	2,343,484
Premium paid on OTC swap contracts (Note 1)	3,113,603
Total assets	1,217,373,092

LIABILITIES
Payable to custodian	243,716
Payable for investments purchased	17,878,027
Payable for purchases of delayed delivery securities (Note 1)	238,016,625
Payable for shares of the fund repurchased	1,024,989
Payable for compensation of Manager (Note 2)	1,090,698
Payable for custodian fees (Note 2)	60,422
Payable for investor servicing fees (Note 2)	50,115
Payable for Trustee compensation and expenses (Note 2)	270,322
Payable for administrative services (Note 2)	1,113
Payable for variation margin on centrally cleared swap contracts (Note 1)	3,931,529
Distributions payable to shareholders	2,785,408
Unrealized depreciation on OTC swap contracts (Note 1)	4,539,595
Premium received on OTC swap contracts (Note 1)	16,433,699
Unrealized depreciation on forward currency contracts (Note 1)	6,559,832
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,941,501
Written options outstanding, at value (premiums $23,615,421) (Note 1)	26,241,026
TBA sale commitments, at value (proceeds receivable $291,564,727) (Note 1)	290,034,333
Collateral on certain derivative contracts, at value (Notes 1 and 9)	208,230
Other accrued expenses	172,304
Total liabilities	612,483,484

Net assets	$604,889,608

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$800,906,149
Undistributed net investment income (Note 1)	12,674,714
Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(218,918,151)
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	10,226,896
Total — Representing net assets applicable to capital shares outstanding	$604,889,608

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($604,889,608 divided by 106,874,866 shares)	$5.66

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 95

Statement of operations Six months ended 1/31/18 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $156,138 from investments in affiliated issuers) (Note 5)	$20,529,532
Dividends	15,896
Total investment income	20,545,428

EXPENSES
Compensation of Manager (Note 2)	2,209,016
Investor servicing fees (Note 2)	149,412
Custodian fees (Note 2)	90,180
Trustee compensation and expenses (Note 2)	4,075
Administrative services (Note 2)	10,516
Other	247,433
Total expenses	2,710,632
Expense reduction (Note 2)	(1,622)
Net expenses	2,709,010

Net investment income	17,836,418

Net realized loss on securities from unaffiliated issuers (Notes 1 and 3)	(14,864,017)
Net realized loss on forward currency contracts (Note 1)	(1,024,698)
Net realized loss on foreign currency transactions (Note 1)	(26,187)
Net realized gain on swap contracts (Note 1)	9,633,513
Net realized loss on futures contracts (Note 1)	(89,818)
Net realized gain on written options (Note 1)	13,364,152
Net unrealized appreciation of securities in unaffiliated issuers and TBA sale commitments
during the period	6,876,328
Net unrealized depreciation of forward currency contracts during the period	(1,639,388)
Net unrealized appreciation of assets and liabilities in foreign currencies during the period	20,442
Net unrealized appreciation of swap contracts during the period	5,355,155
Net unrealized appreciation of futures contracts during the period	38,619
Net unrealized depreciation of written options during the period	(8,527,444)
Net gain on investments	9,116,657

Net increase in net assets resulting from operations	$26,953,075

The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 1/31/18*	Year ended 7/31/17
Operations
Net investment income	$17,836,418	$30,753,119
Net realized gain (loss) on investments
and foreign currency transactions	6,992,945	(225,054)
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	2,123,712	33,136,971
Net increase in net assets resulting from operations	26,953,075	63,665,036
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(16,726,981)	(33,651,799)
Decrease from shares repurchased (Note 4)	(1,977,475)	(10,608,061)
Total increase in net assets	8,248,619	19,405,176

NET ASSETS
Beginning of period	596,640,989	577,235,813
End of period (including undistributed net investment
income of $12,674,714 and $11,565,277, respectively)	$604,889,608	$596,640,989
NUMBER OF FUND SHARES
Shares outstanding at beginning of period	107,254,321	109,420,660
Shares repurchased (Note 4)	(379,455)	(2,166,339)
Shares outstanding at end of period	106,874,866	107,254,321

* Unaudited.

The accompanying notes are an integral part of these financial statements.

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Financial highlights (For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months
	ended**			Year ended
	1/31/18	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
Net asset value, beginning of period	$5.56	$5.28	$5.72	$6.20	$5.96	$5.76
Investment operations:
Net investment income[a]	.17	.28	.31	.28	.32	.32
Net realized and unrealized
gain (loss) on investments	.09	.30	(.48)	(.49)	.17	.19
Total from investment operations	.26	.58	(.17)	(.21)	.49	.51
Less distributions:
From net investment income	(.16)	(.31)	(.31)	(.31)	(.31)	(.33)
Total distributions	(.16)	(.31)	(.31)	(.31)	(.31)	(.33)
Increase from shares repurchased	—	.01	.04	.04	.06	.02
Net asset value, end of period	$5.66	$5.56	$5.28	$5.72	$6.20	$5.96
Market price, end of period	$5.20	$5.39	$4.72	$5.10	$5.47	$5.25
Total return at market price (%)[b]	(0.67)*	21.30	(1.31)	(1.14)	10.29	(1.06)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$604,890	$596,641	$577,236	$669,894	$775,817	$825,433
Ratio of expenses to average
net assets (%)[c]	.45*	.93	.91	.87	.90	.86
Ratio of net investment income
to average net assets (%)	2.99*	5.20	5.75	4.74	5.23	5.49
Portfolio turnover (%)	430*d	1,055[d]	808[d]	654[d]	189[e]	215[e]

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sale commitments.

e Portfolio turnover excludes TBA purchase and sales commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
July 31, 2014	485%
July 31, 2013	586

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 1/31/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2017 through January 31, 2018.

Putnam Premier Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected

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by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is

100 Premier Income Trust

determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts

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are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

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Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

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Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $23,175,331 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $22,230,003 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At July 31, 2017, the fund had a capital loss carryover of $210,712,718 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

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Loss carryover
Short-term	Long-term	Total	Expiration
$88,237,739	$35,939,547	$124,177,286	*
86,535,432	N/A	86,535,432	July 31, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $670,464,480, resulting in gross unrealized appreciation and depreciation of $68,004,465 and $75,166,182, respectively, or net unrealized depreciation of $7,161,717.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.370% of the fund’s average net assets.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

Premier Income Trust 105

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,622 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $449, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,735,989,758	$2,787,857,103
U.S. government securities (Long-term)	—	—
Total	$2,735,989,758	$2,787,857,103

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2017, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2018 (based on shares outstanding as of October 9, 2017). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 9, 2017 (based on shares outstanding as of October 7, 2016). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 379,455 common shares for an aggregate purchase price of $1,977,475, which reflects a weighted-average discount from net asset value per share of 7.66%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

106 Premier Income Trust

For the previous fiscal year, the fund repurchased 2,166,339 common shares for an aggregate purchase price of $10,608,061, which reflected a weighted-average discount from net asset value per share of 9.82%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 2,917 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $16,510 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/17	cost	proceeds	income	of 1/31/18
Short-term investments
Putnam Short Term
Investment Fund*	$23,582,059	$111,198,080	$106,877,222	$156,138	$27,902,917
Total Short-term
investments	$23,582,059	$111,198,080	$106,877,222	$156,138	$27,902,917

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Premier Income Trust 107

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$354,600,000
Purchased currency options (contract amount)	$59,700,000
Purchased swap option contracts (contract amount)	$3,824,700,000
Written TBA commitment option contracts (contract amount)	$536,100,000
Written currency options (contract amount)	$59,700,000
Written swap option contracts (contract amount)	$3,184,000,000
Futures contracts (number of contracts)	80
Forward currency contracts (contract amount)	$537,100,000
OTC interest rate swap contracts (notional)	$920,000
Centrally cleared interest rate swap contracts (notional)	$3,055,200,000
OTC total return swap contracts (notional)	$90,200,000
Centrally cleared total return swap contracts (notional)	$144,300,000
OTC credit default contracts (notional)	$148,200,000
Centrally cleared credit default contracts (notional)	$24,900,000
Warrants (number of warrants)	7,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$4,588,258	Unrealized depreciation	$21,668,464*
Foreign exchange
contracts	Receivables	5,208,043	Payables	6,559,832
Equity contracts	Investments	5,386	Payables	—
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	49,721,887*	Unrealized depreciation	44,716,794*
Total		$59,523,574		$72,945,090

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

108 Premier Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$358,613	$358,613
Foreign exchange contracts	38,819	—	(1,024,698)	—	$(985,879)
Interest rate contracts	(2,262,595)	(89,818)	—	9,274,900	$6,922,487
Total	$(2,223,776)	$(89,818)	$(1,024,698)	$9,633,513	$6,295,221

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(1,999,660)	$(1,999,660)
Foreign exchange
contracts	—	14,220	—	(1,639,388)	—	$(1,625,168)
Equity contracts	674	—	—	—	—	$674
Interest rate
contracts	—	(5,910,649)	38,619	—	7,354,815	$1,482,785
Total	$674	$(5,896,429)	$38,619	$(1,639,388)	$5,355,155	$(2,141,369)

Premier Income Trust 109

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest
rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared
interest rate
swap contracts§	—	—	4,631,801	—	—	—	2,410	—	—	—	—	—	—	—	—	—	—	—	—	4,634,211
OTC Total
return swap
contracts*#	—	30,996	—	—	—	134,875	—	49	245,369	—	76,132	35,126	—	—	—	—	—	—	—	522,547
Centrally cleared
total return
swap contracts§	—	—	77,338	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	77,338
OTC Credit
default
contracts —
protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	97,566	1,517,359	—	—	869,555	—	—	1,833,757	55,632	—	214,389	—	—	—	—	4,588,258
Centrally cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	11,754	—	—	—	—	—	11,754
Forward
currency
contracts#	459,400	396,237	—	532,770	—	—	—	—	1,102,194	65,954	850,377	—	—	—	—	360,389	554,105	807,412	79,205	5,208,043
Forward
premium
swap option
contracts#	1,105,740	160,601	—	480,466	—	—	—	—	291,643	—	749,491	—	—	—	132,835	—	—	—	—	2,920,776
Purchased swap
options**#	1,659,691	—	—	2,555,131	—	2,806,366	—	—	3,153,789	—	4,443,732	—	—	—	2,973,126	—	—	—	—	17,591,835
Purchased
options**#	—	—	—	—	—	—	—	—	—	—	2,632,263	—	—	—	—	—	—	—	—	2,632,263
Total Assets	$3,224,831	$587,834	$4,709,139	$3,568,367	$97,566	$4,458,600	$2,410	$49	$5,662,550	$65,954	$8,751,995	$1,868,883	$55,632	$11,754	$3,320,350	$360,389	$554,105	$807,412	$79,205	$38,187,025

110 Premier Income Trust	Premier Income Trust 111

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Liabilities:
OTC Interest
rate swap
contracts*#	—	—	—	—	—	—	—	—	—	—	3,819	—	—	—	—	—	—	—	—	3,819
Centrally cleared
interest rate
swap contracts§	—	—	3,730,532	—	—	—	9,586	—	—	—	—	—	—	—	—	—	—	—	—	3,740,118
OTC Total
return swap
contracts*#	—	126,678	—	12,249	—	47,887	—	—	77,138	—	17,914	171,765	—	—	—	—	—	—	—	453,631
Centrally cleared
total return
swap contracts§	—	—	188,710	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	188,710
OTC Credit
default
contracts —
protection
sold*#	264,708	—	—	—	156,580	5,897,804	—	—	3,504,002	—	—	8,368,441	34,071	—	1,943,956	—	—	—	—	20,169,562
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	2,701	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,701
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward
currency
contracts#	387,696	1,005,854	—	320,180	—	388,720	—	—	1,334,127	156,546	965,821	—	—	—	—	553,409	384,203	940,757	122,519	6,559,832
Forward
premium
swap option
contracts#	1,010,167	295,081	—	472,844	—	—	—	—	357,474	—	641,519	—	—	—	164,416	—	—	—	—	2,941,501
Written swap
options#	1,484,090	169,052	—	5,065,463	—	2,662,146	—	—	4,816,582	—	4,458,972	—	—	—	3,221,227	—	—	—	—	21,877,532
Written options#	—	—	—	—	—	—	—	—	—	—	4,363,494	—	—	—	—	—	—	—	—	4,363,494
Total Liabilities	$3,146,661	$1,596,665	$3,921,943	$5,870,736	$156,580	$8,996,557	$9,586	$—	$10,089,323	$156,546	$10,451,539	$8,540,206	$34,071	$—	$5,329,599	$553,409	$384,203	$940,757	$122,519	$60,300,900
Total Financial
and Derivative
Net Assets	$78,170	$(1,008,831)	$787,196	$(2,302,369)	$(59,014)	$(4,537,957)	$(7,176)	$49	$(4,426,773)	$(90,592)	$(1,699,544)	$(6,671,323)	$21,561	$11,754	$(2,009,249)	$(193,020)	$169,902	$(133,345)	$(43,314)	$(22,113,875)
Total collateral
received
(pledged)†##	$18,122	$(916,180)	$—	$(2,224,330)	$—	$(4,537,957)	$—	$—	$(4,426,773)	$(90,592)	$(1,699,544)	$(6,192,728)	$—	$—	$(788,511)	$(180,619)	$169,902	$(54,835)	$—
Net amount	$60,048	$(92,651)	$787,196	$(78,039)	$(59,014)	$—	$(7,176)	$49	$—	$—	$—	$(478,595)	$21,561	$11,754	$(1,220,738)	$(12,401)	$—	$(78,510)	$(43,314)

112 Premier Income Trust	Premier Income Trust 113

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Controlled
collateral received
(including TBA
commitments)**	$18,122	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$190,108	$—	$—	$208,230
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral
(pledged)
(including TBA
commitments)**	$—	$(916,180)	$—	$(2,224,330)	$—	$(4,598,054)	$—	$—	$(5,470,222)	$(101,459)	$(1,703,065)	$(6,192,728)	$—	$—	$(788,511)	$(180,619)	$—	$(54,835)	$—	$(22,230,003)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $219,518 and $19,193,842, respectively.

114 Premier Income Trust	Premier Income Trust 115

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisor	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Custodian	President	BSA Compliance Officer
State Street Bank
and Trust Company	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Legal Counsel	Principal Executive Officer,	Proxy Voting and Corporate
Ropes & Gray LLP	and Compliance Liaison	Governance, Assistant Clerk,
and Assistant Treasurer
Robert T. Burns
	Vice President and	Denere P. Poulack
	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam. com anytime for up-to-date information about the fund’s NAV.

116 Premier Income Trust

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA708 309786 3/18

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) There have been no changes to the list of the registrant's identified portfolio managers included in the registrant's report on Form N-CSR for the most recent completed fiscal year.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 — August 31, 2017	—	—	—	8,999,307
September 1 — September 30, 2017	—	—	—	8,999,307
October 1 — October 9, 2017	—	—	—	8,999,307
October 10 — October 31, 2017	—	—	—	10,725,432
November 1 — November 30, 2017	—	—	—	10,725,432
December 1 — December 31, 2017	90,258	$5.23	90,258	10,635,174
January 1 — January 31, 2018	289,197	$5.21	289,197	10,345,977

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2016, which was in effect between October 8, 2016 and October 7, 2017, allowed the fund to repurchase up to 10,917,224 of its shares. The program renewed by the Board in September 2017, which is in effect between October 10, 2017 and October 9, 2018, allows the fund to repurchase up to 10,725,432 of its shares.

**	Information prior to October 9, 2017 is based on the total number of shares eligible for repurchase under the program, as amended through September 2016. Information from October 10, 2017 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2017.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 28, 2018